REGISTRATION STATEMENT NO. 333-40193
                                                                       811-08477

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------


                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12

                                   ----------

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  -------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                   -----------

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on November 7, 2005 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                   FILING NOTE

The purpose of this Post-Effective Amendment No. 12 is to file the attached Supplement Dated November 7, 2005 to the Travelers Marquis Portfolios Prospectus Dated May 2, 2005.

The following documents are incorporated herein by reference:

     Travelers Marquis Portfolios Prospectus Dated May 2, 2005 filed with the Securities and Exchange Commission on April 21, 2005 on Form N-4 as Post-Effective Amendment No. 10 to the Registration Statement No. 333-40193.

     Supplement Dated May 23, 2005 to the Travelers Marquis Portfolios Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on May 23, 2005 on Form N-4 as Post-Effective Amendment No. 11 to the Registration Statement No. 333-40193.

     Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Travelers Marquis Portfolios Annuity), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-40193.

                                     PART A

                                        SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
                       TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS DATED MAY 2, 2005

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement for future reference.

The following Variable Funding Options are not available if you purchase your Contract on or after November 7, 2005:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
     AllianceBernstein Growth and Income Portfolio -- Class B
     AllianceBernstein Large Cap Growth Portfolio -- Class B

DELAWARE VIP TRUST
     Delaware VIP REIT Series -- Standard Class
     Delaware VIP Small Cap Value Series -- Standard Class

DREYFUS VARIABLE INVESTMENT FUND
     Dreyfus Variable Investment Fund -- Appreciation Portfolio --
     Initial Shares
     Dreyfus Variable Investment Fund -- Developing Leaders --
     Initial Shares

JANUS ASPEN SERIES
     Growth and Income Portfolio -- Service Shares
     Mid Cap Growth Portfolio -- Service Shares

LORD ABBETT SERIES FUND, INC.
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

PIMCO VARIABLE INSURANCE TRUST
     Real Return Portfolio -- Administrative Class
     Total Return Portfolio -- Administrative Class

PUTNAM VARIABLE TRUST
     Putnam VT Small Cap Value Fund -- Class IB Shares

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
     Multiple Discipline Portfolio -- Global All Cap Growth and Value

THE TRAVELERS SERIES TRUST
     MFS Mid Cap Growth Portfolio
     Mondrian International Stock Portfolio

TRAVELERS SERIES FUND INC.
     SB Adjustable Rate Income Portfolio Smith Barney Class
     Smith Barney High Income Portfolio
     Smith Barney Mid Cap Core Portfolio
     Strategic Equity Portfolio

VARIABLE ANNUITY PORTFOLIOS
     Smith Barney Small Cap Growth Opportunities Portfolio

VARIABLE INSURANCE PRODUCTS FUND
     Mid Cap Portfolio -- Service Class 2

If you purchased your Contract before November 7, 2005, you may continue to allocate Purchase Payments and transfers of Contract Value to the above Variable Funding Options (the "Closed Funds"). However, if after November 7, 2005, you elect an asset allocation model that does not include the Closed Funds, you will forfeit your ability to invest in the Closed Funds and the Closed Funds will no longer be available as Variable Funding Options under your Contract.

The Contract includes other Variable Funding Options that were already closed to new investors. If you are currently invested in these closed Variable Funding Options, and you elect an asset allocation model that does not include the closed Variable Funding Options, you will forfeit your ability to invest in those closed Variable Funding Options which will no longer be available as Variable Funding Options under your Contract.

Some Variable Funding Options may not be available in all states.

On the first page of the prospectus, the following Variable Funding Options are added:

MET  INVESTORS SERIES TRUST (CLASS B):
     Legg Mason Value Equity Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Real Estate Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B):
     Salomon Brothers U.S. Government Portfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (CLASS I):
     High Yield Bond Fund
     Small Cap Growth Fund

THE TRAVELERS SERIES TRUST:
     MFS(R) Total Return PortfoliO

In the "Fee Table" section, the following table is added to the table entitled "Underlying Fund Fees and Expenses":

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                             DISTRIBUTION
                                                                AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                               SERVICE                  TOTAL ANNUAL      WAIVER           ANNUAL
                                               MANAGEMENT      (12b-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                                  FEE            FEES        EXPENSES     EXPENSES     REIMBURSEMENT      EXPENSES
-----------------                            ---------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS B)
     Legg Mason Value Equity
     Portfolio (1)(3) ......................      0.70%          0.25%         0.45%        1.40%          0.35%            1.05%
     Lord Abbett Growth and
     Income Portfolio (2) ..................      0.52%          0.25%         0.05%        0.82%            --               --
     Lord Abbett Growth
     Opportunities Portfolio (1) ...........      0.70%          0.25%         0.25%        1.20%          0.05%            1.15%
     Lord Abbett Mid-Cap Value Portfolio ...      0.69%          0.25%         0.09%        1.03%            --               --
     MFS(R) Research International
     Portfolio (1)(2) ......................      0.77%          0.25%         0.30%        1.32%          0.07%            1.25%
     Neuberger Berman Real Estate
     Portfolio .............................      0.70%          0.25%         0.03%        0.98%            --               --
     PIMCO Inflation Protected Bond
     Portfolio .............................      0.50%          0.25%         0.06%        0.81%            --               --
     PIMCO Total Return Portfolio ..........      0.50%          0.25%         0.06%        0.81%            --               --
     Van Kampen Comstock Portfolio (3) .....      0.65%          0.25%         0.13%        1.03%            --               --
METROPOLITAN SERIES FUND, INC. (CLASS B) ...                                                                 --               --
     Salomon Brothers
     U.S. Government Portfolio .............      0.55%          0.25%         0.09%        0.89%            --               --
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC. (CLASS I) .......................                                                                 --               --
     High Yield Bond Fund ..................      0.75%          0.00%         0.39%        1.14%            --               --
     Small Cap Growth Fund .................      0.75%          0.00%         0.25%        1.00%            --               --
THE TRAVELERS SERIES TRUST .................                                                                 --               --
     MFS(R) Total Return Portfolio .........      0.77%          0.00%         0.02%        0.79%            --               --

(1) The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions).

(2) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.02% for the Lord Abbett Growth and Income Portfolio and 0.14% for the MFS Research International Portfolio.

(3)  Portfolio expenses are estimated for the year ended December 31, 2005.

In the section entitled "The Variable Funding Options, the following information is added to the third paragraph:

     In certain instances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason will replace the Citigroup affiliates as a party to the agreement when Citigroup sells its asset management business to Legg Mason. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In the section entitled "The Variable Funding Options, the following information is added to the table of Variable Funding Options:

             FUNDING                               INVESTMENT                            INVESTMENT
              OPTION                               OBJECTIVE                         ADVISER/SUBADVISER
-----------------------------------  --------------------------------------- ------------------------------------
MET INVESTORS SERIES TRUST
(CLASS B)
     Legg Mason Value Equity         Seeks long-term capital appreciation.   Met Investors Advisory, LLC
     Portfolio                                                               Subadviser: Legg Mason Capital
                                                                             Management, Inc.

     Lord Abbett Growth and          Seeks long-term growth of capital and   Met Investors Advisory, LLC
     Income Portfolio                income without excessive fluctuations   Subadviser: Lord, Abbett & Co. LLC
                                     in market value.

     Lord Abbett Growth              Seeks capital appreciation.             Met Investors Advisory, LLC
     Opportunities Portfolio                                                 Subadviser: Lord, Abbett & Co. LLC

     Lord Abbett Mid-Cap Value       Seeks capital appreciation through      Met Investors Advisory, LLC
     Portfolio                       investments, primarily in equity        Subadviser: Lord, Abbett & Co. LLC
                                     securities, which are believed to be
                                     undervalued in the marketplace.

     MFS(R) Research International   Seeks capital appreciation.             Met Investors Advisory, LLC
     Portfolio                                                               Subadviser: Massachusetts
                                                                             Financial Services Company

     Neuberger Berman Real Estate    Seeks to provide total return through   Met Investors Advisory, LLC
     Portfolio                       investment in real estate securities,   Subadviser: Neuberger Berman
                                     emphasizing both capital appreciation   Management, Inc.
                                     and current income.

     PIMCO Inflation Protected       Seeks maximum real return, consistent   Met Investors Advisory, LLC
     Bond Portfolio                  with preservation of capital and        Subadviser: Pacific Investment
                                     prudent investment management.          Management Company LLC


     PIMCO Total Return Portfolio    Seeks maximum total return, consistent  Met Investors Advisory, LLC
                                     with the preservation of capital and    Subadviser: Pacific Investment
                                     prudent investment management.          Management Company LLC

     Van Kampen Comstock Portfolio   Seeks capital growth and income.        Met Investors Advisory, LLC
                                                                             Subadviser: Morgan Stanley
                                                                             Investment Management Inc.

METROPOLITAN SERIES FUND, INC.
(CLASS B)
     Salomon Brothers U.S.           Seeks to maximize total return          MetLife Advisers, LLC
     Government Portfolio            consistent with preservation of         Subadviser: Salomon Brothers Asset
                                     capital and maintenance of liquidity.   Management Inc.

             FUNDING                               INVESTMENT                            INVESTMENT
              OPTION                               OBJECTIVE                         ADVISER/SUBADVISER
-----------------------------------  --------------------------------------- ------------------------------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC. (CLASS I)
     High Yield Bond Fund            Seeks to maximize total return          Salomon Brothers Asset Management
                                     consistent with the preservation        Inc.
                                     of capital.

     Small Cap Growth Fund           Seeks long term growth of capital.      Salomon Brothers Asset Management
                                                                             Inc.
THE TRAVELERS SERIES TRUST
     MFS(R) Total Return Portfolio   Seeks above average income (compared    Travelers Asset Management
                                     to a portfolio invested entirely in     International Company, LLC (TAMIC)
                                     equity securities) consistent with      Subadviser: Massachusetts
                                     the prudent employment of capital.      Financial Services Company


The section entitled "Asset Allocation Program" on page 26 of the prospectus is deleted and replaced, in its entirety, with the following:

     The Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. When you purchase the Contract, you are required to enroll in the Asset Allocation Program. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

     If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table--Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

     It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

     In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

     A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

     MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract--The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

     If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program.

     We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

     For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.

In the section entitled "The Annuity Contract," the text of the sixth paragraph on page 16 is replaced with the following:

     The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. The maximum age may be lower if you purchase your Contact through certain broker dealers. You should discuss this with your financial adviser.

L-24557                                                November, 2005

                                     PART B

                               MARQUIS PORTFOLIOS


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                NOVEMBER 7, 2005


                                       FOR


            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated November 7, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................     7
CONDENSED FINANCIAL INFORMATION...........................................     8
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account TM for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

---------------------- ------------------------------ --------------------------
                          UNDERWRITING COMMISSIONS      AMOUNT OF UNDERWRITING
                                PAID TO TDLLC                 COMMISSIONS
YEAR                            BY THE COMPANY             RETAINED BY TDLLC
---------------------- ------------------------------ --------------------------

2004                               $132,410                       $0
---------------------- ------------------------------ --------------------------

2003                                $73,223                       $0
---------------------- ------------------------------ --------------------------

2002                                $88,393                       $0
---------------------- ------------------------------ --------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b) = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Eleven for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.


                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                          SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.742           0.770                 159,384
                                                               2003        0.604           0.742                 264,253
                                                               2002        0.882           0.604                 292,467
                                                               2001        1.000           0.882                 440,661

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2004        0.914           0.998               2,193,519
                                                               2003        0.704           0.914               2,547,676
                                                               2002        0.923           0.704               2,292,731
                                                               2001        1.000           0.923               1,478,947

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2004        0.701           0.746                 369,750
                                                               2003        0.579           0.701                 341,246
                                                               2002        0.853           0.579                 423,365
                                                               2001        1.000           0.853                 418,899

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.292           1.439                 392,012
                                                               2003        1.000           1.292                  55,156

   Growth Fund - Class 2 Shares (5/03)                         2004        1.244           1.374               2,739,945
                                                               2003        1.000           1.244                 364,404

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.249           1.354               4,967,362
                                                               2003        1.000           1.249               2,485,924

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2004        1.088           1.335                 506,211
                                                               2003        0.776           1.088                 644,246
                                                               2002        0.894           0.776                 858,132
                                                               2001        1.008           0.894                 848,987
                                                               2000        1.500           1.008               1,022,687

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Credit Suisse Trust Emerging Markets Portfolio
   (continued)                                                 1999        0.842           1.500                 272,106
                                                               1998        1.000           0.842                   4,069

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.702           2.195                 978,585
                                                               2003        1.293           1.702               1,069,309
                                                               2002        1.260           1.293               1,115,385
                                                               2001        1.180           1.260                 674,357
                                                               2000        0.915           1.180                 289,607
                                                               1999        0.957           0.915                 162,017
                                                               1998        1.000           0.957                   5,447

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.544           1.841                 806,144
                                                               2003        1.108           1.544                 724,641
                                                               2002        1.195           1.108               1,048,352
                                                               2001        1.089           1.195                 727,747
                                                               2000        0.938           1.089                 260,779
                                                               1999        1.005           0.938                  65,404
                                                               1998        1.000           1.005                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.262           1.379               2,292,537
                                                               2003        0.976           1.262               2,722,326
                                                               2002        1.229           0.976               2,966,333
                                                               2001        1.334           1.229               2,430,911
                                                               2000        1.199           1.334               1,354,906
                                                               1999        0.992           1.199                 309,595
                                                               1998        1.000           0.992                   9,007

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                           2004        0.997           1.028               5,131,555
                                                               2003        0.838           0.997               6,540,266
                                                               2002        1.025           0.838               6,549,091
                                                               2001        1.151           1.025               3,349,615
                                                               2000        1.180           1.151               1,486,816
                                                               1999        1.079           1.180                 341,217
                                                               1998        1.000           1.079                  17,190

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.179           1.290               1,063,573
                                                               2003        0.875           1.179               1,080,564
                                                               2002        1.250           0.875                 951,215
                                                               2001        1.502           1.250                 986,457
                                                               2000        1.833           1.502               1,042,894
                                                               1999        1.071           1.833                 167,293
                                                               1998        1.000           1.071                  10,436

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.035           1.144               2,142,049
                                                               2003        0.842           1.035               1,607,974
                                                               2002        1.000           0.842                 252,972

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2004        1.357           1.662                 400,716
                                                               2003        0.904           1.357                 333,216
                                                               2002        0.922           0.904                 313,884
                                                               2001        1.022           0.922                 342,341
                                                               2000        1.532           1.022                 221,812
                                                               1999        1.018           1.532                 135,187
                                                               1998        1.000           1.018                   2,959

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2004        0.925           1.077               4,489,678
                                                               2003        0.713           0.925               2,276,050
                                                               2002        0.892           0.713               1,817,725
                                                               2001        1.082           0.892               1,379,012
                                                               2000        1.129           1.082                 668,980
                                                               1999        0.933           1.129                  75,785
                                                               1998        1.000           0.933                  21,233

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.928           0.991               2,797,917
                                                               2003        0.759           0.928               2,195,554
                                                               2002        0.937           0.759               2,240,596
                                                               2001        1.000           0.937                 863,637

   Fundamental Value Portfolio (5/01)                          2004        0.965           1.025               3,455,502
                                                               2003        0.709           0.965               3,307,065
                                                               2002        0.918           0.709               3,911,113
                                                               2001        1.000           0.918               2,926,674

                                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        0.668           0.732                 935,702
                                                               2003        0.551           0.668               1,663,963
                                                               2002        0.717           0.551               1,720,498
                                                               2001        0.846           0.717               1,303,309
                                                               2000        1.000           0.846               1,043,900

   International Growth Portfolio - Service Shares (5/00)      2004        0.568           0.662               1,797,355
                                                               2003        0.430           0.568               2,196,094
                                                               2002        0.590           0.430               2,550,689
                                                               2001        0.785           0.590               3,907,772
                                                               2000        1.000           0.785               2,203,837

   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.372           0.440               1,678,849
                                                               2003        0.281           0.372               2,297,905
                                                               2002        0.398           0.281               2,460,041
                                                               2001        0.672           0.398               2,701,933
                                                               2000        1.000           0.672               2,662,644

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.502                  28,812
                                                               2003        1.000           1.332                  12,349

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.372                 892,509
                                                               2003        1.000           1.241                 209,048

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.529                 683,810
                                                               2003        1.000           1.256                  82,052

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.159           1.193               8,158,412
                                                               2003        1.124           1.159               6,926,352
                                                               2002        1.050           1.124               7,439,208
                                                               2001        1.000           1.050               3,417,746

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        0.720           0.760                  23,442
                                                               2003        0.555           0.720                  22,985
                                                               2002        0.803           0.555                  58,395
                                                               2001        1.000           0.803                  59,286

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.872           0.994               1,582,560
                                                               2003        0.691           0.872               3,448,096
                                                               2002        0.855           0.691               3,348,588
                                                               2001        1.000           0.855               1,444,116

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.279           1.585                 310,867
                                                               2003        0.871           1.279                 330,842
                                                               2002        1.085           0.871                 344,550
                                                               2001        1.000           1.085                 192,578

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        0.945           1.005               1,784,678
                                                               2003        0.692           0.945               1,922,661
                                                               2002        0.941           0.692               1,923,931
                                                               2001        1.000           0.941                 844,818

   Investors Fund - Class I (10/98)                            2004        1.186           1.285               4,093,574
                                                               2003        0.913           1.186               5,371,276
                                                               2002        1.209           0.913               5,470,812
                                                               2001        1.285           1.209               3,823,616
                                                               2000        1.135           1.285                 734,489
                                                               1999        1.036           1.135                  24,672
                                                               1998        1.000           1.036                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        0.976           0.990                 483,582
                                                               2003        0.805           0.976                 244,645
                                                               2002        1.000           0.805                  76,545

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.000           1.044                 681,112

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2004        1.000           1.071                 212,914

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2004        1.000           1.038                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.094           1.254                 193,347
                                                               2003        0.805           1.094                 189,594
                                                               2002        1.068           0.805                 216,085
                                                               2001        1.044           1.068                 256,273
                                                               2000        0.987           1.044                 199,336
                                                               1999        1.035           0.987                  46,628
                                                               1998        1.000           1.035                   5,193

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.461           1.671                 189,777
                                                               2003        1.113           1.461                 233,552
                                                               2002        1.323           1.113                 258,273
                                                               2001        1.405           1.323                 378,136
                                                               2000        1.227           1.405                 401,575
                                                               1999        1.101           1.227                  39,328
                                                               1998        1.000           1.101                   7,351

   Equity Income Portfolio (5/03)                              2004        1.237           1.335                 445,295
                                                               2003        1.000           1.237                 172,268

   Federated High Yield Portfolio (5/02)                       2004        1.172           1.270                 656,484
                                                               2003        0.975           1.172                 367,973
                                                               2002        1.000           0.975                 181,353

   Large Cap Portfolio (8/98)                                  2004        0.901           0.942               2,835,092
                                                               2003        0.736           0.901               3,126,463
                                                               2002        0.971           0.736               3,285,189
                                                               2001        1.197           0.971               3,571,512
                                                               2000        1.426           1.197               3,346,531

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Large Cap Portfolio  (continued)                            1999        1.123           1.426                 714,812
                                                               1998        1.000           1.123                   4,881

   Lazard International Stock Portfolio (7/98)                 2004        0.749           0.851               2,589,187
                                                               2003        0.593           0.749               2,447,929
                                                               2002        0.694           0.593               2,460,214
                                                               2001        0.958           0.694               2,836,240
                                                               2000        1.102           0.958               3,161,046
                                                               1999        0.922           1.102                 697,501
                                                               1998        1.000           0.922                  23,016

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        0.776           0.882               1,254,585
                                                               2003        0.652           0.776               1,438,069
                                                               2002        0.887           0.652               1,566,894
                                                               2001        1.166           0.887               2,594,224
                                                               2000        1.258           1.166               2,737,747
                                                               1999        1.036           1.258                 525,554
                                                               1998        1.000           1.036                      --

   MFS Emerging Growth Portfolio (5/01)                        2004        0.662           0.733                  98,143
                                                               2003        0.522           0.662                 141,191
                                                               2002        0.809           0.522                 145,253
                                                               2001        1.000           0.809                  87,450

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.495           0.554               3,546,165
                                                               2003        0.368           0.495               4,246,811
                                                               2002        0.732           0.368               4,329,824
                                                               2001        0.977           0.732               4,327,602
                                                               2000        1.000           0.977               1,930,852

   MFS Value Portfolio (11/98)                                 2004        1.149           1.309               1,447,802
                                                               2003        0.940           1.149               1,389,379
                                                               2002        1.102           0.940               1,302,063
                                                               2001        1.112           1.102               1,138,085
                                                               2000        1.015           1.112                 751,345
                                                               1999        0.985           1.015                 305,754
                                                               1998        1.000           0.985                       -

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.324                  77,143
                                                               2003        1.000           1.213                  16,209

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   U.S. Government Securities Portfolio (8/98)                 2004        1.292           1.346               2,101,484
                                                               2003        1.280           1.292               2,322,511
                                                               2002        1.148           1.280               3,244,509
                                                               2001        1.105           1.148               2,918,731
                                                               2000        0.984           1.105               2,100,583
                                                               1999        1.045           0.984                 208,167
                                                               1998        1.000           1.045                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        0.940           0.983               1,631,814
                                                               2003        0.741           0.940               1,889,131
                                                               2002        0.991           0.741               2,109,086
                                                               2001        1.325           0.991               2,315,971
                                                               2000        1.506           1.325               2,170,383
                                                               1999        1.073           1.506                 227,578
                                                               1998        1.000           1.073                  21,451

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.994                 440,902

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        0.837           0.904               4,511,623
                                                               2003        0.634           0.837               4,936,010
                                                               2002        0.959           0.634               5,464,999
                                                               2001        1.018           0.959               4,913,657
                                                               2000        1.000           1.018               1,326,488

   Smith Barney High Income Portfolio (8/98)                   2004        0.969           1.051               2,316,541
                                                               2003        0.774           0.969               2,442,970
                                                               2002        0.815           0.774               2,576,967
                                                               2001        0.863           0.815               2,307,439
                                                               2000        0.956           0.863               1,697,909
                                                               1999        0.949           0.956                 522,735
                                                               1998        1.000           0.949                   4,997

   Smith Barney Large Capitalization Growth
   Portfolio (8/98)                                            2004        1.254           1.236               6,676,140
                                                               2003        0.866           1.254               6,334,061
                                                               2002        1.173           0.866               7,036,897
                                                               2001        1.366           1.173               7,363,662
                                                               2000        1.495           1.366               5,957,460

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                 1999        1.164           1.495               1,314,065
                                                               1998        1.000           1.164                  19,674

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        0.946           1.025               2,431,294
                                                               2003        0.742           0.946               2,662,783
                                                               2002        0.935           0.742               2,697,675
                                                               2001        1.000           0.935               1,508,597

   Smith Barney Money Market Portfolio (9/98)                  2004        1.084           1.074               2,307,197
                                                               2003        1.097           1.084               2,396,380
                                                               2002        1.104           1.097               4,725,650
                                                               2001        1.084           1.104               4,801,332
                                                               2000        1.041           1.084                 934,410
                                                               1999        1.013           1.041                 190,529
                                                               1998        1.000           1.013                      --

   Strategic Equity Portfolio (5/01)                           2004        0.692           0.749                 240,579
                                                               2003        0.532           0.692                 220,890
                                                               2002        0.816           0.532                 151,838
                                                               2001        1.000           0.816                 196,430

   Travelers Managed Income Portfolio (7/98)                   2004        1.170           1.181               5,220,418
                                                               2003        1.099           1.170               5,398,515
                                                               2002        1.096           1.099               5,399,854
                                                               2001        1.046           1.096               5,781,643
                                                               2000        0.987           1.046               3,541,022
                                                               1999        0.997           0.987                 818,644
                                                               1998        1.000           0.997                  14,831

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.669           0.702                  74,299
                                                               2003        0.537           0.669                 116,185
                                                               2002        0.812           0.537                 110,067
                                                               2001        1.000           0.812                  74,046

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.958           1.088                 652,217
                                                               2003        0.688           0.958                 317,197

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        0.942           0.688                 375,220
                                                               2001        1.000           0.942                 283,397

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.229           1.504               1,069,114
                                                               2003        0.905           1.229                 863,241
                                                               2002        1.025           0.905                 800,501
                                                               2001        1.000           1.025                 176,585

                                          CONDENSED FINANCIAL INFORMATION


                                          SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.958           0.994                      --
                                                               2003        0.781           0.958                      --
                                                               2002        1.142           0.781                      --
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)                                              2004        1.131           1.234                      --
                                                               2003        0.872           1.131                      --
                                                               2002        1.144           0.872                      --
                                                               2001        1.000           1.144                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)                                              2004        0.970           1.031                      --
                                                               2003        0.802           0.970                      --
                                                               2002        1.183           0.802                      --
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.291           1.437                      --
                                                               2003        1.000           1.291                      --

   Growth Fund - Class 2 Shares (5/03)                         2004        1.244           1.372                      --
                                                               2003        1.000           1.244                      --

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.248           1.351                      --
                                                               2003        1.000           1.248                      --

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2004        1.469           1.799                      --
                                                               2003        1.048           1.469                      --
                                                               2002        1.208           1.048                      --
                                                               2001        1.000           1.208                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.482           1.910                      --
                                                               2003        1.128           1.482                      --

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Delaware VIP REIT Series - Standard Class  (continued)      2002        1.100           1.128                      --
                                                               2001        1.000           1.100                      --

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.538           1.833                      --
                                                               2003        1.105           1.538                      --
                                                               2002        1.193           1.105                      --
                                                               2001        1.000           1.193                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund - Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.214           1.325                      --
                                                               2003        0.940           1.214                      --
                                                               2002        1.185           0.940                      --
                                                               2001        1.000           1.185                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                           2004        1.082           1.114                      --
                                                               2003        0.910           1.082                      --
                                                               2002        1.115           0.910                      --
                                                               2001        1.000           1.115                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.155           1.263                      --
                                                               2003        0.858           1.155                      --
                                                               2002        1.227           0.858                      --
                                                               2001        1.000           1.227                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.033           1.141                      --
                                                               2003        0.842           1.033                      --
                                                               2002        1.000           0.842                      --

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (7/98)                                       2004        1.673           2.046                      --
                                                               2003        1.115           1.673                      --
                                                               2002        1.138           1.115                      --
                                                               2001        1.000           1.138                      --

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2004        1.174           1.365                      --
                                                               2003        0.906           1.174                      --
                                                               2002        1.134           0.906                      --
                                                               2001        1.000           1.134                      --

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        1.123           1.198                      --
                                                               2003        0.919           1.123                      --
                                                               2002        1.136           0.919                      --
                                                               2001        1.000           1.136                      --

   Fundamental Value Portfolio (5/01)                          2004        1.230           1.306                      --
                                                               2003        0.905           1.230                      --
                                                               2002        1.172           0.905                      --
                                                               2001        1.000           1.172                      --

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        1.046           1.146                      --
                                                               2003        0.864           1.046                      --
                                                               2002        1.126           0.864                      --
                                                               2001        1.000           1.126                      --

   International Growth Portfolio - Service Shares (5/00)      2004        1.125           1.310                      --
                                                               2003        0.853           1.125                      --
                                                               2002        1.171           0.853                      --
                                                               2001        1.000           1.171                      --

   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.079           1.275                      --
                                                               2003        0.816           1.079                      --
                                                               2002        1.158           0.816                      --
                                                               2001        1.000           1.158                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.500                      --
                                                               2003        1.000           1.331                      --

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.370                      --
                                                               2003        1.000           1.240                      --

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.527                      --
                                                               2003        1.000           1.255                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.105           1.136                   6,834
                                                               2003        1.072           1.105                      --
                                                               2002        1.003           1.072                      --
                                                               2001        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.102           1.163                      --
                                                               2003        0.851           1.102                      --
                                                               2002        1.233           0.851                      --
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.158           1.319                      --
                                                               2003        0.918           1.158                      --
                                                               2002        1.137           0.918                      --
                                                               2001        1.000           1.137                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.436           1.777                      --
                                                               2003        0.978           1.436                      --
                                                               2002        1.221           0.978                      --
                                                               2001        1.000           1.221                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        1.129           1.200                      --
                                                               2003        0.828           1.129                      --
                                                               2002        1.127           0.828                      --
                                                               2001        1.000           1.127                      --

   Investors Fund - Class I (10/98)                            2004        1.110           1.201                      --
                                                               2003        0.855           1.110                      --

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Investors Fund - Class I  (continued)                       2002        1.133           0.855                      --
                                                               2001        1.000           1.133                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        0.974           0.987                      --
                                                               2003        0.804           0.974                      --
                                                               2002        1.000           0.804                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.000           1.043                  47,162

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2004        1.000           1.070                      --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2004        1.000           1.037                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.220           1.397                      --
                                                               2003        0.899           1.220                      --
                                                               2002        1.193           0.899                      --
                                                               2001        1.000           1.193                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.316           1.503                      --
                                                               2003        1.003           1.316                      --
                                                               2002        1.194           1.003                      --
                                                               2001        1.000           1.194                      --

   Equity Income Portfolio (5/03)                              2004        1.237           1.333                      --
                                                               2003        1.000           1.237                      --

   Federated High Yield Portfolio (5/02)                       2004        1.170           1.267                   4,804
                                                               2003        0.975           1.170                      --
                                                               2002        1.000           0.975                      --

   Large Cap Portfolio (8/98)                                  2004        1.053           1.100                      --
                                                               2003        0.861           1.053                      --

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Large Cap Portfolio  (continued)                            2002        1.137           0.861                       --
                                                               2001        1.000           1.137                       --

   Lazard International Stock Portfolio (7/98)                 2004        1.140           1.294                       --
                                                               2003        0.904           1.140                       --
                                                               2002        1.059           0.904                       --
                                                               2001        1.000           1.059                       --

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        1.004           1.141                       --
                                                               2003        0.845           1.004                       --
                                                               2002        1.151           0.845                       --
                                                               2001        1.000           1.151                       --

   MFS Emerging Growth Portfolio (5/01)                        2004        0.995           1.100                       --
                                                               2003        0.786           0.995                       --
                                                               2002        1.218           0.786                       --
                                                               2001        1.000           1.218                       --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.824           0.922                       --
                                                               2003        0.613           0.824                       --
                                                               2002        1.221           0.613                       --
                                                               2001        1.000           1.221                       --

   MFS Value Portfolio (11/98)                                 2004        1.172           1.333                       --
                                                               2003        0.959           1.172                       --
                                                               2002        1.126           0.959                       --
                                                               2001        1.000           1.126                       --

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.321                       --
                                                               2003        1.000           1.212                       --

   U.S. Government Securities Portfolio (8/98)                 2004        1.121           1.166                       --
                                                               2003        1.112           1.121                       --
                                                               2002        0.998           1.112                       --
                                                               2001        1.000           0.998                       --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        1.142           1.193                       --
                                                               2003        0.900           1.142                       --

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   AIM Capital Appreciation Portfolio  (continued)             2002        1.206           0.900                       --
                                                               2001        1.000           1.206                       --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.994                       --

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        1.057           1.139                       --
                                                               2003        0.801           1.057                       --
                                                               2002        1.213           0.801                       --
                                                               2001        1.000           1.213                       --

   Smith Barney High Income Portfolio (8/98)                   2004        1.231           1.333                       --
                                                               2003        0.984           1.231                       --
                                                               2002        1.037           0.984                       --
                                                               2001        1.000           1.037                       --

   Smith Barney Large Capitalization Growth
   Portfolio (8/98)                                            2004        1.261           1.241                       --
                                                               2003        0.871           1.261                       --
                                                               2002        1.181           0.871                       --
                                                               2001        1.000           1.181                       --

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        1.244           1.347                       --
                                                               2003        0.978           1.244                       --
                                                               2002        1.232           0.978                       --
                                                               2001        1.000           1.232                       --

   Smith Barney Money Market Portfolio (9/98)                  2004        0.981           0.970                       --
                                                               2003        0.993           0.981                       --
                                                               2002        1.000           0.993                       --
                                                               2001        1.000           1.000                       --

   Strategic Equity Portfolio (5/01)                           2004        0.972           1.051                       --
                                                               2003        0.748           0.972                       --
                                                               2002        1.148           0.748                       --
                                                               2001        1.000           1.148                       --

   Travelers Managed Income Portfolio (7/98)                   2004        1.045           1.054                       --
                                                               2003        0.982           1.045                       --

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Travelers Managed Income Portfolio  (continued)             2002        0.980           0.982                       --
                                                               2001        1.000           0.980                       --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.932           0.976                       --
                                                               2003        0.748           0.932                       --
                                                               2002        1.133           0.748                       --
                                                               2001        1.000           1.133                       --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.398                       --
                                                               2003        0.886           1.233                       --
                                                               2002        1.215           0.886                       --
                                                               2001        1.000           1.215                       --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.344           1.643                       --
                                                               2003        0.991           1.344                       --
                                                               2002        1.123           0.991                       --
                                                               2001        1.000           1.123                       --

                                         CONDENSED FINANCIAL INFORMATION


                                          SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.955           0.989                   5,892
                                                               2003        0.780           0.955                  26,335
                                                               2002        1.142           0.780                  23,369
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)                                              2004        1.127           1.228                 318,980
                                                               2003        0.871           1.127                 197,431
                                                               2002        1.144           0.871                 145,936
                                                               2001        1.000           1.144                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)                                              2004        0.967           1.026                 372,106
                                                               2003        0.801           0.967                 252,624
                                                               2002        1.182           0.801                 306,287
                                                               2001        1.000           1.182                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.290           1.433                 685,200
                                                               2003        1.000           1.290                  16,096

   Growth Fund - Class 2 Shares (5/03)                         2004        1.242           1.369               2,718,117
                                                               2003        1.000           1.242                 440,898

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.247           1.348               2,610,903
                                                               2003        1.000           1.247                 228,921

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2004        1.464           1.791                  24,806
                                                               2003        1.046           1.464                  31,073
                                                               2002        1.208           1.046                  36,682
                                                               2001        1.000           1.208                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.477           1.901                 499,238
                                                               2003        1.126           1.477                 155,002

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Delaware VIP REIT Series - Standard Class (continued)       2002        1.100           1.126                 105,316
                                                               2001        1.000           1.100                  12,684

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.533           1.824                 347,298
                                                               2003        1.103           1.533                  94,821
                                                               2002        1.193           1.103                     598
                                                               2001        1.000           1.193                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.210           1.319                  87,130
                                                               2003        0.938           1.210                  88,053
                                                               2002        1.185           0.938                  77,768
                                                               2001        1.000           1.185                  20,114

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                           2004        1.078           1.109                 546,932
                                                               2003        0.909           1.078                 267,894
                                                               2002        1.114           0.909                 212,634
                                                               2001        1.000           1.114                  52,192

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.151           1.257                 452,393
                                                               2003        0.857           1.151                  97,960
                                                               2002        1.227           0.857                  87,881
                                                               2001        1.000           1.227                      --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.030           1.137                 474,912
                                                               2003        0.841           1.030                  78,196
                                                               2002        1.000           0.841                  10,962

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2004        1.667           2.036                 341,968
                                                               2003        1.113           1.667                  91,342
                                                               2002        1.138           1.113                   1,793
                                                               2001        1.000           1.138                      --

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2004        1.170           1.358               1,605,597
                                                               2003        0.904           1.170                 116,592
                                                               2002        1.133           0.904                  32,833
                                                               2001        1.000           1.133                      --

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        1.119           1.192               1,437,614
                                                               2003        0.917           1.119                 318,569
                                                               2002        1.136           0.917                  57,650
                                                               2001        1.000           1.136                      --

   Fundamental Value Portfolio (5/01)                          2004        1.226           1.299                 643,775
                                                               2003        0.903           1.226                 146,609
                                                               2002        1.172           0.903                 109,611
                                                               2001        1.000           1.172                  60,860

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        1.043           1.141                      --
                                                               2003        0.862           1.043                      --
                                                               2002        1.126           0.862                      --
                                                               2001        1.000           1.126                      --

   International Growth Portfolio - Service Shares (5/00)      2004        1.121           1.303                   2,838
                                                               2003        0.851           1.121                      --
                                                               2002        1.171           0.851                      --
                                                               2001        1.000           1.171                      --

   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.075           1.268                 172,409
                                                               2003        0.815           1.075                  21,208
                                                               2002        1.157           0.815                      --
                                                               2001        1.000           1.157                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.496                 223,938
                                                               2003        1.000           1.330                  24,476

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.366               1,470,144
                                                               2003        1.000           1.239                 112,259

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.523               1,156,768
                                                               2003        1.000           1.254                 265,680

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.101           1.131               5,249,767
                                                               2003        1.070           1.101                 878,853
                                                               2002        1.002           1.070                 603,634
                                                               2001        1.000           1.002                 142,712

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.099           1.157                      --
                                                               2003        0.850           1.099                      --
                                                               2002        1.233           0.850                      --
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.154           1.313                 115,303
                                                               2003        0.917           1.154                 230,770
                                                               2002        1.137           0.917                 129,081
                                                               2001        1.000           1.137                  27,332

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.431           1.769                  44,740
                                                               2003        0.976           1.431                  25,653
                                                               2002        1.220           0.976                   8,644
                                                               2001        1.000           1.220                   6,625

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        1.126           1.194                 227,634
                                                               2003        0.827           1.126                  55,203
                                                               2002        1.127           0.827                  66,953
                                                               2001        1.000           1.127                  41,655

   Investors Fund - Class I (10/98)                            2004        1.106           1.196                 471,609
                                                               2003        0.854           1.106                 326,602

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Investors Fund - Class I  (continued)                       2002        1.133           0.854                 271,336
                                                               2001        1.000           1.133                  80,548

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        0.971           0.983                 172,893
                                                               2003        0.803           0.971                  27,528
                                                               2002        1.000           0.803                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.000           1.042               1,606,064

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2004        1.000           1.069                 423,365

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2004        1.000           1.036                  68,856

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.216           1.391                      --
                                                               2003        0.897           1.216                      --
                                                               2002        1.193           0.897                      --
                                                               2001        1.000           1.193                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.311           1.495                      --
                                                               2003        1.001           1.311                      --
                                                               2002        1.193           1.001                      --
                                                               2001        1.000           1.193                      --

   Equity Income Portfolio (5/03)                              2004        1.235           1.329                 248,139
                                                               2003        1.000           1.235                  21,934

   Federated High Yield Portfolio (5/02)                       2004        1.167           1.262               1,157,055
                                                               2003        0.974           1.167                 136,049
                                                               2002        1.000           0.974                  24,257

   Large Cap Portfolio (8/98)                                  2004        1.049           1.094                 162,310
                                                               2003        0.859           1.049                  20,618

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Large Cap Portfolio  (continued)                            2002        1.137           0.859                  21,372
                                                               2001        1.000           1.137                      --

   Lazard International Stock Portfolio (7/98)                 2004        1.136           1.287               1,262,239
                                                               2003        0.902           1.136                 420,351
                                                               2002        1.058           0.902                 324,651
                                                               2001        1.000           1.058                      --

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        1.001           1.136                      --
                                                               2003        0.843           1.001                      --
                                                               2002        1.151           0.843                      --
                                                               2001        1.000           1.151                      --

   MFS Emerging Growth Portfolio (5/01)                        2004        0.992           1.095                  31,610
                                                               2003        0.784           0.992                  24,105
                                                               2002        1.218           0.784                      --
                                                               2001        1.000           1.218                      --

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.821           0.917                 308,078
                                                               2003        0.612           0.821                 277,040
                                                               2002        1.221           0.612                 291,957
                                                               2001        1.000           1.221                      --

   MFS Value Portfolio (11/98)                                 2004        1.168           1.326                 405,792
                                                               2003        0.957           1.168                 218,389
                                                               2002        1.125           0.957                 158,316
                                                               2001        1.000           1.125                      --

   Pioneer Fund Portfolio (5/03)                               2004        1.211           1.318                  52,216
                                                               2003        1.000           1.211                  41,592

   U.S. Government Securities Portfolio (8/98)                 2004        1.117           1.161                 526,962
                                                               2003        1.110           1.117                  19,379
                                                               2002        0.998           1.110                   2,026
                                                               2001        1.000           0.998                   1,884

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        1.138           1.187                  56,973
                                                               2003        0.899           1.138                  45,259

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   AIM Capital Appreciation Portfolio  (continued)             2002        1.206           0.899                   2,406
                                                               2001        1.000           1.206                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.993                 663,220

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        1.053           1.134                 963,379
                                                               2003        0.799           1.053                 376,618
                                                               2002        1.212           0.799                 117,751
                                                               2001        1.000           1.212                  78,988

   Smith Barney High Income Portfolio (8/98)                   2004        1.227           1.327                 177,937
                                                               2003        0.982           1.227                   7,726
                                                               2002        1.037           0.982                      --
                                                               2001        1.000           1.037                  12,607

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.257           1.235                 971,830
                                                               2003        0.870           1.257                 230,264
                                                               2002        1.181           0.870                  21,795
                                                               2001        1.000           1.181                  11,592

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        1.240           1.341                 272,178
                                                               2003        0.976           1.240                 183,618
                                                               2002        1.232           0.976                 102,369
                                                               2001        1.000           1.232                  19,553

   Smith Barney Money Market Portfolio (9/98)                  2004        0.977           0.965               1,696,694
                                                               2003        0.992           0.977                 153,275
                                                               2002        1.000           0.992                 163,483
                                                               2001        1.000           1.000                   6,150

   Strategic Equity Portfolio (5/01)                           2004        0.969           1.045                  30,947
                                                               2003        0.746           0.969                  94,251
                                                               2002        1.147           0.746                      --
                                                               2001        1.000           1.147                      --

   Travelers Managed Income Portfolio (7/98)                   2004        1.041           1.049               2,089,192
                                                               2003        0.981           1.041                 668,862

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Travelers Managed Income Portfolio  (continued)             2002        0.980           0.981                 779,899
                                                               2001        1.000           0.980                  29,869

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.929           0.972                  39,653
                                                               2003        0.747           0.929                  59,685
                                                               2002        1.133           0.747                      --
                                                               2001        1.000           1.133                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.229           1.391                 111,921
                                                               2003        0.884           1.229                  60,043
                                                               2002        1.214           0.884                  38,080
                                                               2001        1.000           1.214                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.339           1.635                 369,341
                                                               2003        0.989           1.339                  94,573
                                                               2002        1.123           0.989                      --
                                                               2001        1.000           1.123                      --

                                         CONDENSED FINANCIAL INFORMATION


                                          SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.262           1.305                      --
                                                               2003        1.000           1.262                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio--
   Class B (5/01)                                              2004        1.329           1.446                 339,894
                                                               2003        1.000           1.329                  44,656

   AllianceBernstein Premier Growth Portfolio--
   Class B (5/01)                                              2004        1.250           1.324                 363,649
                                                               2003        1.000           1.250                  61,353

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.288           1.430               1,436,785
                                                               2003        1.000           1.288                 395,571

   Growth Fund - Class 2 Shares (5/03)                         2004        1.241           1.365               7,672,515
                                                               2003        1.000           1.241               1,697,642

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.246           1.345               8,198,813
                                                               2003        1.000           1.246               1,426,754

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (7/98)       2004        1.442           1.762                      --
                                                               2003        1.000           1.442                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.364           1.753                 862,854
                                                               2003        1.000           1.364                 204,225

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.458           1.731                 832,885
                                                               2003        1.000           1.458                 139,725

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (9/98)                           2004        1.347           1.467                 658,601
                                                               2003        1.000           1.347                 174,872

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   Dreyfus Variable Investment Fund - Appreciation             2004        1.241           1.275                 624,758
   Portfolio - Initial Shares (8/98)
                                                               2003        1.000           1.241                 539,625

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.400           1.526                 613,217
                                                               2003        1.000           1.400                 172,309

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.263           1.391               1,411,158
                                                               2003        1.000           1.263                 725,735

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/98)                                               2004        1.513           1.846                 666,336
                                                               2003        1.000           1.513                 118,921

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2004        1.347           1.561               3,831,416
                                                               2003        1.000           1.347                 512,208

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        1.257           1.338               1,420,043
                                                               2003        1.000           1.257                 995,312

   Fundamental Value Portfolio (5/01)                          2004        1.420           1.503               1,227,370
                                                               2003        1.000           1.420                 400,792

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        1.245           1.359                  21,320
                                                               2003        1.000           1.245                  15,437

   International Growth Portfolio - Service Shares (5/00)      2004        1.408           1.634                  43,228
                                                               2003        1.000           1.408                  44,569

   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.351           1.592                 249,772
                                                               2003        1.000           1.351                  69,951

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                  33,440
                                                               2003        1.000           1.328                   9,053

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               1,932,443
                                                               2003        1.000           1.237                 265,654

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               1,977,099
                                                               2003        1.000           1.252                 293,361

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.022           1.048               9,937,145
                                                               2003        1.000           1.022               2,441,513

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2004        1.333           1.402                      --
                                                               2003        1.000           1.333                      --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.329           1.510                 181,088
                                                               2003        1.000           1.329                 291,843

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2004        1.541           1.902                 230,218
                                                               2003        1.000           1.541                  54,749

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        1.401           1.484                 365,474
                                                               2003        1.000           1.401                 196,088

   Investors Fund - Class I (10/98)                            2004        1.341           1.447                 700,208
                                                               2003        1.000           1.341                 455,626

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        1.252           1.265                 191,228
                                                               2003        1.000           1.252                  38,240

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.000           1.041               4,540,984

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (5/04)                                            2004        1.000           1.068                 411,757

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (5/04)                                                2004        1.000           1.035                 194,396

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.451           1.657                      --
                                                               2003        1.000           1.451                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.366           1.555                      --
                                                               2003        1.000           1.366                      --

   Equity Income Portfolio (5/03)                              2004        1.234           1.326                 695,099
                                                               2003        1.000           1.234                 280,578

   Federated High Yield Portfolio (5/02)                       2004        1.186           1.280               1,156,647
                                                               2003        1.000           1.186                 307,785

   Large Cap Portfolio (8/98)                                  2004        1.256           1.308                 428,715
                                                               2003        1.000           1.256                 111,403

   Lazard International Stock Portfolio (7/98)                 2004        1.318           1.492               1,247,579
                                                               2003        1.000           1.318                 286,204

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        1.236           1.400                  81,610
                                                               2003        1.000           1.236                 114,603

   MFS Emerging Growth Portfolio (5/01)                        2004        1.281           1.412                  26,385
                                                               2003        1.000           1.281                  17,666

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.350           1.506                 428,145
                                                               2003        1.000           1.350                 186,774

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
   MFS Value Portfolio (11/98)                                 2004        1.280           1.452                 563,033
                                                               2003        1.000           1.280                 195,353

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 115,354
                                                               2003        1.000           1.210                  19,011

   U.S. Government Securities Portfolio (8/98)                 2004        1.007           1.045                 791,861
                                                               2003        1.000           1.007                 207,601

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        1.298           1.352                 133,585
                                                               2003        1.000           1.298                 227,525

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.992                 571,662

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        1.345           1.445               2,048,884
                                                               2003        1.000           1.345                 841,298

   Smith Barney High Income Portfolio (8/98)                   2004        1.223           1.321                 540,901
                                                               2003        1.000           1.223                 209,324

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2004        1.456           1.429               2,142,103
                                                               2003        1.000           1.456                 497,899

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        1.322           1.427               1,967,950
                                                               2003        1.000           1.322                 355,927

   Smith Barney Money Market Portfolio (9/98)                  2004        0.986           0.973               1,827,805
                                                               2003        1.000           0.986                 485,286

   Strategic Equity Portfolio (5/01)                           2004        1.313           1.415                 119,891
                                                               2003        1.000           1.313                  30,738

   Travelers Managed Income Portfolio (7/98)                   2004        1.055           1.061               3,048,678
                                                               2003        1.000           1.055                 616,495

                                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- -------------------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        1.251           1.306                  35,342
                                                               2003        1.000           1.251                   6,766

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.441           1.629                 664,957
                                                               2003        1.000           1.441                  34,420

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.409           1.718                 551,598
                                                               2003        1.000           1.409                 221,008

ANNUAL REPORT
DECEMBER 31, 2004



















                    THE TRAVELERS SEPARATE ACCOUNT TM
                    FOR VARIABLE ANNUITIES

















[TRAVELERS LIFE & ANNUITY LOGO OMITTED]
The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 2004


                                                                    ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                               AIM V.I. PREMIER     GROWTH AND INCOME      PREMIER GROWTH      GLOBAL GROWTH FUND -
                                            EQUITY FUND - SERIES I  PORTFOLIO - CLASS B  PORTFOLIO - CLASS B      CLASS 2 SHARES
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $            152,680  $          3,835,196  $          1,478,241  $          4,471,290

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................                152,680             3,835,196             1,478,241             4,471,290
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $            152,680  $          3,835,196  $          1,478,241  $          4,471,290
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                                         CREDIT SUISSE TRUST     DELAWARE VIP REIT
                                                GROWTH FUND -      GROWTH-INCOME FUND -   EMERGING MARKETS            SERIES -
                                                CLASS 2 SHARES       CLASS 2 SHARES           PORTFOLIO           STANDARD CLASS
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $         19,246,048  $         23,500,017  $            888,454  $          6,197,473

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................             19,246,048            23,500,017               888,454             6,197,473
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $         19,246,048  $         23,500,017  $            888,454  $          6,197,473
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                         DREYFUS VIF-          DREYFUS VIF-
 DELAWARE VIP SMALL   DEVELOPING LEADERS      APPRECIATION                                MUTUAL SHARES      TEMPLETON DEVELOPING
 CAP VALUE SERIES -   PORTFOLIO - INITIAL      PORTFOLIO -        FRANKLIN SMALL CAP     SECURITIES FUND -    MARKETS SECURITIES
   STANDARD CLASS           SHARES            INITIAL SHARES     FUND - CLASS 2 SHARES    CLASS 2 SHARES     FUND - CLASS 2 SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          4,348,010 $          4,960,604  $          7,391,457  $          3,649,894  $          5,276,469  $          3,186,605


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           4,348,010            4,960,604             7,391,457             3,649,894             5,276,469             3,186,605
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          4,348,010 $          4,960,604  $          7,391,457  $          3,649,894  $          5,276,469  $          3,186,605
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                              TEMPLETON FOREIGN                                                 GROWTH AND INCOME
                                              SECURITIES FUND -        APPRECIATION          FUNDAMENTAL            PORTFOLIO -
                                                CLASS 2 SHARES           PORTFOLIO         VALUE PORTFOLIO        SERVICE SHARES
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $         14,942,920  $          7,668,432  $          7,479,347  $            975,816

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................             14,942,920             7,668,432             7,479,347               975,816
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $         14,942,920  $          7,668,432  $          7,479,347  $            975,816
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


INTERNATIONAL GROWTH    MID CAP GROWTH
    PORTFOLIO -          PORTFOLIO -        LAZARD RETIREMENT     GROWTH AND INCOME       MID-CAP VALUE     TOTAL RETURN PORTFOLIO -
  SERVICE SHARES        SERVICE SHARES     SMALL CAP PORTFOLIO        PORTFOLIO             PORTFOLIO        ADMINISTRATIVE CLASS
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          1,678,070 $          1,871,447  $            472,330  $          7,327,933  $          6,748,885  $         36,574,189


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           1,678,070            1,871,447               472,330             7,327,933             6,748,885            36,574,189
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          1,678,070 $          1,871,447  $            472,330  $          7,327,933  $          6,748,885  $         36,574,189
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                        PUTNAM VT
                                             PUTNAM VT DISCOVERY      INTERNATIONAL      PUTNAM VT SMALL CAP
                                                GROWTH FUND -         EQUITY FUND -          VALUE FUND -
                                               CLASS IB SHARES        CLASS IB SHARES      CLASS IB SHARES    ALL CAP FUND - CLASS I
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $             58,476  $          2,183,505  $          1,310,260  $          3,014,375

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................                 58,476             2,183,505             1,310,260             3,014,375
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $             58,476  $          2,183,505  $          1,310,260  $          3,014,375
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                                                                 MULTIPLE DISCIPLINE
                        SMITH BARNEY       MULTIPLE DISCIPLINE   PORTFOLIO - GLOBAL    MULTIPLE DISCIPLINE
 INVESTORS FUND -     DIVIDEND STRATEGY    PORTFOLIO - ALL CAP     ALL CAP GROWTH      PORTFOLIO - LARGE CAP   STRONG MULTI CAP
    CLASS I               PORTFOLIO         GROWTH AND VALUE          AND VALUE          GROWTH AND VALUE        VALUE FUND II
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          8,042,057 $          1,137,939  $          8,199,010  $          2,541,029  $            385,613  $            399,454


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           8,042,057            1,137,939             8,199,010             2,541,029               385,613               399,454
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          8,042,057 $          1,137,939  $          8,199,010  $          2,541,029  $            385,613  $            399,454
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                             DISCIPLINED MID CAP      EQUITY INCOME        FEDERATED HIGH
                                               STOCK PORTFOLIO          PORTFOLIO          YIELD PORTFOLIO     LARGE CAP PORTFOLIO
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $            471,493  $          2,574,106  $          6,288,989  $          5,212,480

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................                471,493             2,574,106             6,288,989             5,212,480
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $            471,493  $          2,574,106  $          6,288,989  $          5,212,480
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


LAZARD INTERNATIONAL MERRILL LYNCH LARGE      MFS EMERGING          MFS MID CAP
  STOCK PORTFOLIO     CAP CORE PORTFOLIO    GROWTH PORTFOLIO      GROWTH PORTFOLIO     MFS VALUE PORTFOLIO  PIONEER FUND PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          7,620,331 $          1,679,321  $            194,166  $          3,992,992  $          4,439,673  $            764,752


                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           7,620,331            1,679,321               194,166             3,992,992             4,439,673               764,752
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          7,620,331 $          1,679,321  $            194,166  $          3,992,992  $          4,439,673  $            764,752
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                                          SB ADJUSTABLE RATE      SMITH BARNEY
                                               U.S. GOVERNMENT         AIM CAPITAL        INCOME PORTFOLIO -    AGGRESSIVE GROWTH
                                             SECURITIES PORTFOLIO APPRECIATION PORTFOLIO    CLASS I SHARES          PORTFOLIO
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $          6,075,509  $          2,534,419  $          1,841,940  $          9,679,060

   Receivables:
      Dividends ..........................                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................              6,075,509             2,534,419             1,841,940             9,679,060
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $          6,075,509  $          2,534,419  $          1,841,940  $          9,679,060
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                      SMITH BARNEY LARGE
 SMITH BARNEY HIGH      CAPITALIZATION      SMITH BARNEY MID     SMITH BARNEY MONEY      STRATEGIC EQUITY     TRAVELERS MANAGED
  INCOME PORTFOLIO     GROWTH PORTFOLIO     CAP CORE PORTFOLIO    MARKET PORTFOLIO          PORTFOLIO         INCOME PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$          6,728,305 $         16,398,539  $          6,310,173  $          8,111,255  $            514,578  $         19,089,338


                  --                   --                    --                 6,168                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

           6,728,305           16,398,539             6,310,173             8,117,423               514,578            19,089,338
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------




                  --                   --                    --                    --                    --                    --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

$          6,728,305 $         16,398,539  $          6,310,173  $          8,117,423  $            514,578  $         19,089,338
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                 DECEMBER 31, 2004


                                                                       SMITH BARNEY
                                               EMERGING GROWTH       SMALL CAP GROWTH
                                             PORTFOLIO - CLASS II     OPPORTUNITIES      MID CAP PORTFOLIO -
                                                    SHARES               PORTFOLIO         SERVICE CLASS 2           COMBINED
                                             --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $            171,400  $          2,245,323  $          4,058,261  $        318,589,928

   Receivables:
      Dividends ..........................                     --                    --                    --                 6,168
                                             --------------------  --------------------  --------------------  --------------------

         Total Assets ....................                171,400             2,245,323             4,058,261           318,596,096
                                             --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ...............                     --                    --                    --                    --
                                             --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                  $            171,400  $          2,245,323  $          4,058,261  $        318,596,096
                                             ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      AIM V.I. PREMIER   ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN   GLOBAL GROWTH
                                                        EQUITY FUND -    GROWTH AND INCOME   PREMIER GROWTH     FUND - CLASS 2
                                                           SERIES I     PORTFOLIO - CLASS B PORTFOLIO - CLASS B     SHARES
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $             691  $          22,553  $              --  $           8,671
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................             3,237             56,390             18,841             43,037
   Administrative fees ..............................               286              4,807              1,532              3,251
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................             3,523             61,197             20,373             46,288
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............            (2,832)           (38,644)           (20,373)           (37,617)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ...           (11,290)            85,111             11,060              9,192
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................           (11,290)            85,111             11,060              9,192
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................            17,536            273,749            105,252            405,280
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $           3,414  $         320,216  $          95,939  $         376,855
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                          GROWTH-INCOME      CREDIT SUISSE       DELAWARE VIP
                                                        GROWTH FUND -         FUND -         TRUST EMERGING      REIT SERIES -
                                                       CLASS 2 SHARES      CLASS 2 SHARES   MARKETS PORTFOLIO   STANDARD CLASS
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $          26,697  $         173,087  $           2,333  $          65,215
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................           191,532            244,584             14,065             69,607
   Administrative fees ..............................            14,475             19,152              1,253              5,849
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................           206,007            263,736             15,318             75,456
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............          (179,310)           (90,649)           (12,985)           (10,241)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --                 --                 --             67,572
      Realized gain (loss) on sale of investments ...             9,567             21,300             64,595            176,725
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................             9,567             21,300             64,595            244,297
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................         1,633,116          1,490,030            123,531            919,330
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $       1,463,373  $       1,420,681  $         175,141  $       1,153,386
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                         DREYFUS VIF -         DREYFUS VIF -
 DELAWARE VIP SMALL    DEVELOPING LEADERS     APPRECIATION                                MUTUAL SHARES      TEMPLETON DEVELOPING
 CAP VALUE SERIES -       PORTFOLIO -          PORTFOLIO -        FRANKLIN SMALL CAP     SECURITIES FUND -    MARKETS SECURITIES
  STANDARD CLASS        INITIAL SHARES        INITIAL SHARES     FUND - CLASS 2 SHARES    CLASS 2 SHARES     FUND - CLASS 2 SHARES
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$              4,334 $              9,432  $            124,147  $                 --  $             27,782  $             30,950
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              50,685               80,256               131,078                44,768                69,919                34,534
               4,191                6,894                11,323                 3,761                 5,662                 2,730
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              54,876               87,150               142,401                48,529                75,581                37,264
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (50,542)             (77,718)              (18,254)              (48,529)              (47,799)               (6,314)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



              43,259                   --                    --                    --                    --                    --
              65,746              (31,947)               55,263               (18,808)               26,908                39,289
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             109,005              (31,947)               55,263               (18,808)               26,908                39,289
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             565,054              520,902               192,736               337,382               464,986               460,499
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            623,517 $            411,237  $            229,745  $            270,045  $            444,095  $            493,474
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      TEMPLETON FOREIGN                                        GROWTH AND INCOME
                                                      SECURITIES FUND -    APPRECIATION      FUNDAMENTAL          PORTFOLIO -
                                                        CLASS 2 SHARES      PORTFOLIO       VALUE PORTFOLIO     SERVICE SHARES
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $          78,036  $          80,451  $          47,558  $           3,649
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................           147,077             95,099            106,847             16,462
   Administrative fees ..............................            11,897              7,837              9,058              1,477
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................           158,974            102,936            115,905             17,939
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............           (80,938)           (22,485)           (68,347)           (14,290)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --                 --            169,968                 --
      Realized gain (loss) on sale of investments ...            16,810             50,140             54,611            (68,043)
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................            16,810             50,140            224,579            (68,043)
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................         1,691,635            383,515            271,784            173,379
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $       1,627,507  $         411,170  $         428,016  $          91,046
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


INTERNATIONAL GROWTH    MID CAP GROWTH                                                                          TOTAL RETURN
PORTFOLIO - SERVICE  PORTFOLIO - SERVICE    LAZARD RETIREMENT     GROWTH AND INCOME       MID-CAP VALUE          PORTFOLIO -
     SHARES                 SHARES         SMALL CAP PORTFOLIO        PORTFOLIO             PORTFOLIO        ADMINISTRATIVE CLASS
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$             13,146 $                 --  $                 --  $             56,273  $             17,498  $            481,452
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              26,734               23,874                 3,326                59,197                63,333               447,744
               2,379                2,085                   263                 4,517                 4,851                37,598
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              29,113               25,959                 3,589                63,714                68,184               485,342
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (15,967)             (25,959)               (3,589)               (7,441)              (50,686)               (3,890)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                57,202                89,140               493,812
             (54,624)            (140,703)                3,408                14,138                 9,919                27,417
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (54,624)            (140,703)                3,408                71,340                99,059               521,229
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             318,211              423,638                41,070               498,763               795,135               258,015
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            247,620 $            256,976  $             40,889  $            562,662  $            843,508  $            775,354
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                          PUTNAM VT        PUTNAM VT
                                                      DISCOVERY GROWTH    INTERNATIONAL     PUTNAM VT SMALL
                                                       FUND - CLASS IB    EQUITY FUND -     CAP VALUE FUND -    ALL CAP FUND -
                                                           SHARES         CLASS IB SHARES    CLASS IB SHARES        CLASS I
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $              --  $          45,668  $           2,670  $          15,603
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................               870             47,162             16,228             46,611
   Administrative fees ..............................                82              4,026              1,389              3,962
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................               952             51,188             17,617             50,573
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............              (952)            (5,520)           (14,947)           (34,970)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --                 --                 --                 --
      Realized gain (loss) on sale of investments ...               117            287,378             69,807             69,344
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................               117            287,378             69,807             69,344
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................             4,033             19,735            176,160            120,292
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $           3,198  $         301,593  $         231,020  $         154,666
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                 MULTIPLE DISCIPLINE
                        SMITH BARNEY       MULTIPLE DISCIPLINE   PORTFOLIO - GLOBAL    MULTIPLE DISCIPLINE
   INVESTORS FUND -   DIVIDEND STRATEGY      PORTFOLIO - ALL        ALL CAP GROWTH    PORTFOLIO - LARGE CAP    STRONG MULTI CAP
      CLASS I             PORTFOLIO        CAP GROWTH AND VALUE       AND VALUE          GROWTH AND VALUE       VALUE FUND II
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            114,108 $             10,187  $             23,556  $             10,561  $              2,896  $                 --
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             137,652               10,125                37,088                15,776                 2,880                 6,510
              11,904                  844                 2,863                 1,434                   224                   594
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             149,556               10,969                39,951                17,210                 3,104                 7,104
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (35,448)                (782)              (16,395)               (6,649)                 (208)               (7,104)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                28,260                 7,979                 3,908                    --
             164,227                9,797                   943                (1,048)                  449                10,632
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             164,227                9,797                29,203                 6,931                 4,357                10,632
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             491,832                9,105               332,463               149,021                15,204                52,548
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            620,611 $             18,120  $            345,271  $            149,303  $             19,353  $             56,076
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                       DISCIPLINED MID    EQUITY INCOME     FEDERATED HIGH
                                                     CAP STOCK PORTFOLIO    PORTFOLIO       YIELD PORTFOLIO   LARGE CAP PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $           1,232  $          31,486  $         447,003  $          40,444
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................             7,901             27,213             70,470             77,522
   Administrative fees ..............................               717              2,205              6,065              6,892
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................             8,618             29,418             76,535             84,414
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............            (7,386)             2,068            370,468            (43,970)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................            12,809             90,065                 --                 --
      Realized gain (loss) on sale of investments ...            10,657              6,704             10,113           (170,872)
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................            23,466             96,769             10,113           (170,872)
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................            45,452             79,838            (17,966)           455,576
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $          61,532  $         178,675  $         362,615  $         240,734
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


LAZARD INTERNATIONAL MERRILL LYNCH LARGE      MFS EMERGING           MFS MID CAP                                PIONEER FUND
  STOCK PORTFOLIO    CAP CORE PORTFOLIO     GROWTH PORTFOLIO       GROWTH PORTFOLIO    MFS VALUE PORTFOLIO        PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            109,489 $              8,714  $                 --  $                 --  $             48,159  $              6,585
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              89,645               27,135                 3,629                61,059                57,952                 7,864
               7,385                2,401                   306                 5,225                 5,012                   697
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              97,030               29,536                 3,935                66,284                62,964                 8,561
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              12,459              (20,822)               (3,935)              (66,284)              (14,805)               (1,976)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                36,700                    --
              78,443             (131,916)               (3,687)             (310,262)               47,206                 4,061
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

              78,443             (131,916)               (3,687)             (310,262)               83,906                 4,061
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


             723,430              358,985                28,177               793,378               425,537                55,314
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            814,332 $            206,247  $             20,555  $            416,832  $            494,638  $             57,399
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                             SB ADJUSTABLE
                                                       U.S. GOVERNMENT     AIM CAPITAL        RATE INCOME        SMITH BARNEY
                                                         SECURITIES        APPRECIATION        PORTFOLIO -     AGGRESSIVE GROWTH
                                                         PORTFOLIO          PORTFOLIO        CLASS I SHARES        PORTFOLIO
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $         267,311  $           3,327  $          19,479  $              --
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................            88,427             45,013             11,877            144,296
   Administrative fees ..............................             7,821              3,947                942             12,009
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................            96,248             48,960             12,819            156,305
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............           171,063            (45,633)             6,660           (156,305)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................             9,578                 --                 --             36,085
      Realized gain (loss) on sale of investments ...             7,969           (258,967)             1,444            (12,298)
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................            17,547           (258,967)             1,444             23,787
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................            23,048            401,790            (12,171)           806,332
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $         211,658  $          97,190  $          (4,067) $         673,814
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                         SMITH BARNEY
 SMITH BARNEY HIGH   LARGE CAPITALIZATION    SMITH BARNEY MID     SMITH BARNEY MONEY    STRATEGIC EQUITY      TRAVELERS MANAGED
  INCOME PORTFOLIO     GROWTH PORTFOLIO     CAP CORE PORTFOLIO     MARKET PORTFOLIO        PORTFOLIO          INCOME PORTFOLIO
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------
$            536,967 $             58,980  $                 --  $             58,116  $              6,938  $            881,114
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              93,641              237,702                86,146               106,676                 6,954               267,419
               8,459               20,611                 7,034                 9,097                   585                23,462
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             102,100              258,313                93,180               115,773                 7,539               290,881
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             434,867             (199,333)              (93,180)              (57,657)                 (601)              590,233
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



                  --                   --                    --                    --                    --                    --
             (38,838)               3,925                50,189                    --                10,934               (27,825)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------

             (38,838)               3,925                50,189                    --                10,934               (27,825)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------


              83,452              161,978               544,761                    --                26,652              (388,066)
-------------------- --------------------  --------------------  --------------------  --------------------  --------------------



$            479,481 $            (33,430) $            501,770  $            (57,657) $             36,985  $            174,342
==================== ====================  ====================  ====================  ====================  ====================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                           SMITH BARNEY
                                                       EMERGING GROWTH   SMALL CAP GROWTH
                                                         PORTFOLIO -       OPPORTUNITIES   MID CAP PORTFOLIO -
                                                       CLASS II SHARES       PORTFOLIO       SERVICE CLASS 2       COMBINED
                                                      -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
   Dividends ........................................ $              --  $           1,510  $              --  $       4,026,058
                                                      -----------------  -----------------  -----------------  -----------------

EXPENSES:
   Insurance charges ................................             3,835             22,621             46,932          3,955,057
   Administrative fees ..............................               315              1,807              3,942            331,386
                                                      -----------------  -----------------  -----------------  -----------------

      Total expenses ................................             4,150             24,428             50,874          4,286,443
                                                      -----------------  -----------------  -----------------  -----------------

         Net investment income (loss) ...............            (4,150)           (22,918)           (50,874)          (260,385)
                                                      -----------------  -----------------  -----------------  -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                --             46,969                 --          1,193,306
      Realized gain (loss) on sale of investments ...               161              5,762             99,158            409,491
                                                      -----------------  -----------------  -----------------  -----------------

         Realized gain (loss) .......................               161             52,731             99,158          1,602,797
                                                      -----------------  -----------------  -----------------  -----------------

      Change in unrealized gain (loss)
         on investments .............................            14,450            194,890            604,687         19,144,445
                                                      -----------------  -----------------  -----------------  -----------------


   Net increase (decrease) in net assets
      resulting from operations ..................... $          10,461  $         224,703  $         652,971  $      20,486,857
                                                      =================  =================  =================  =================



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                             ALLIANCEBERNSTEIN GROWTH
                                                  AIM V.I. PREMIER EQUITY      AND INCOME PORTFOLIO -    ALLIANCEBERNSTEIN PREMIER
                                                      FUND - SERIES I                CLASS B             GROWTH PORTFOLIO - CLASS B
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (2,832)  $    (3,910)  $   (38,644)  $   (26,700)  $   (20,373)  $   (13,446)
   Realized gain (loss) .......................      (11,290)       (7,490)       85,111       (38,809)       11,060       (39,352)
   Change in unrealized gain (loss)
      on investments ..........................       17,536        63,498       273,749       765,027       105,252       183,307
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............        3,414        52,098       320,216       699,518        95,939       130,509
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............           --            --     1,015,498       608,421       887,304       231,673
   Participant transfers from other
      funding options .........................        2,374         8,527       292,742       266,430       120,777       123,956
   Administrative charges .....................          (41)          (54)         (442)         (474)         (159)         (158)
   Contract surrenders ........................      (32,987)      (13,482)     (657,603)     (214,962)     (139,597)     (111,729)
   Participant transfers to other
      funding options .........................      (69,909)      (19,686)     (323,067)     (132,976)     (324,660)     (132,503)
   Other payments to participants .............      (13,681)       (2,072)      (98,945)           --       (41,000)           --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (114,244)      (26,767)      228,183       526,439       502,665       111,239
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...     (110,830)       25,331       548,399     1,225,957       598,604       241,748


NET ASSETS:
      Beginning of year .......................      263,510       238,179     3,286,797     2,060,840       879,637       637,889
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $   152,680   $   263,510   $ 3,835,196   $ 3,286,797   $ 1,478,241   $   879,637
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                   GLOBAL GROWTH FUND -           GROWTH FUND -            GROWTH-INCOME FUND -
                                                      CLASS 2 SHARES              CLASS 2 SHARES              CLASS 2 SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (37,617)  $    (2,081)  $  (179,310)  $   (12,171)  $   (90,649)  $    13,602
   Realized gain (loss) .......................        9,192           117         9,567           797        21,300         5,546
   Change in unrealized gain (loss)
      on investments ..........................      405,280        42,740     1,633,116       226,327     1,490,030       430,965
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............      376,855        40,776     1,463,373       214,953     1,420,681       450,113
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    3,283,422       520,046    13,190,832     2,661,506    15,207,346     2,092,919
   Participant transfers from other
      funding options .........................      437,877        58,022     2,240,411       394,795     2,705,296     3,085,429
   Administrative charges .....................         (157)           (1)         (656)          (16)         (807)          (37)
   Contract surrenders ........................      (95,707)           --      (377,185)       (1,444)     (475,382)      (20,179)
   Participant transfers to other
      funding options .........................      (83,145)       (6,444)     (387,752)      (54,879)     (649,170)     (213,487)
   Other payments to participants .............      (60,254)           --       (97,890)           --       (90,278)      (12,427)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    3,482,036       571,623    14,567,760     2,999,962    16,697,005     4,932,218
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...    3,858,891       612,399    16,031,133     3,214,915    18,117,686     5,382,331


NET ASSETS:
      Beginning of year .......................      612,399            --     3,214,915            --     5,382,331            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 4,471,290   $   612,399   $19,246,048   $ 3,214,915   $23,500,017   $ 5,382,331
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


     CREDIT SUISSE TRUST             DELAWARE VIP REIT           DELAWARE VIP SMALL CAP VALUE  DREYFUS VIF - DEVELOPING LEADERS
  EMERGING MARKETS PORTFOLIO       SERIES - STANDARD CLASS          SERIES - STANDARD CLASS       PORTFOLIO - INITIAL SHARES
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$      (12,985) $      (16,164) $      (10,241) $       16,357  $      (50,542) $      (23,263) $      (77,718) $      (67,092)
        64,595        (180,011)        244,297          55,293         109,005          96,668         (31,947)       (169,432)

       123,531         518,784         919,330         643,036         565,054         477,779         520,902       1,206,449
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       175,141         322,609       1,153,386         714,686         623,517         551,184         411,237         969,925
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


           161           5,149       2,693,358         579,924       2,159,700         506,962         894,277         367,445

         6,754       1,547,106         242,777         152,892         302,313         244,587         183,816          97,415
          (252)           (282)           (633)           (531)           (554)           (498)           (852)           (994)
       (92,549)       (144,868)       (652,126)       (199,016)       (277,457)       (564,863)       (493,035)       (299,923)

      (110,491)     (1,668,069)       (402,691)       (268,635)       (346,688)       (298,135)       (285,787)       (274,529)
        (3,060)         (9,271)        (16,466)         (7,833)         (3,041)         (8,044)        (19,024)         (7,999)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


      (199,437)       (270,235)      1,864,219         256,801       1,834,273        (119,991)        279,395        (118,585)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       (24,296)         52,374       3,017,605         971,487       2,457,790         431,193         690,632         851,340



       912,750         860,376       3,179,868       2,208,381       1,890,220       1,459,027       4,269,972       3,418,632
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$      888,454  $      912,750  $    6,197,473  $    3,179,868  $    4,348,010  $    1,890,220  $    4,960,604  $    4,269,972
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                 DREYFUS VIF - APPRECIATION     FRANKLIN SMALL CAP       MUTUAL SHARES SECURITIES
                                                 PORTFOLIO - INITIAL SHARES    FUND - CLASS 2 SHARES       FUND - CLASS 2 SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (18,254)  $   (28,178)  $   (48,529)  $   (26,829)  $   (47,799)  $   (17,064)
   Realized gain (loss) .......................       55,263       (72,353)      (18,808)      (52,781)       26,908        12,582
   Change in unrealized gain (loss)
      on investments ..........................      192,736     1,379,125       337,382       526,433       464,986       306,902
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............      229,745     1,278,594       270,045       446,823       444,095       302,420
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............      863,260     1,116,430     1,728,107       420,810     2,184,475     1,376,593
   Participant transfers from other
      funding options .........................      379,684       361,402       181,420       179,717       216,706     1,347,694
   Administrative charges .....................       (1,549)       (1,755)         (599)         (587)         (317)          (89)
   Contract surrenders ........................     (914,104)     (542,793)     (274,840)      (72,281)     (307,900)      (49,152)
   Participant transfers to other
      funding options .........................   (1,266,311)     (261,176)     (287,578)      (62,149)      (55,776)     (417,448)
   Other payments to participants .............      (34,519)      (57,074)      (29,738)       (3,588)       (5,368)      (13,522)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (973,539)      615,034     1,316,772       461,922     2,031,820     2,244,076
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...     (743,794)    1,893,628     1,586,817       908,745     2,475,915     2,546,496


NET ASSETS:
      Beginning of year .......................    8,135,251     6,241,623     2,063,077     1,154,332     2,800,554       254,058
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 7,391,457   $ 8,135,251   $ 3,649,894   $ 2,063,077   $ 5,276,469   $ 2,800,554
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


TEMPLETON DEVELOPING MARKETS
     SECURITIES FUND -           TEMPLETON FOREIGN SECURITIES
      CLASS 2 SHARES                FUND - CLASS 2 SHARES          APPRECIATION PORTFOLIO        FUNDAMENTAL VALUE PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$       (6,314) $       (5,071) $      (80,938) $       (5,719) $      (22,485) $      (33,927) $      (68,347) $      (49,504)
        39,289           6,140          16,810         (15,878)         50,140         (29,915)        224,579        (123,145)

       460,499         261,236       1,691,635         694,911         383,515         735,130         271,784       1,453,316
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       493,474         262,305       1,627,507         673,314         411,170         671,288         428,016       1,280,667
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,843,183         395,613       8,553,109         950,064       3,062,302       1,906,746       2,557,600         893,182

       126,828          51,203       2,214,729         454,542         465,781         352,616         344,612         227,726
          (268)           (187)           (926)           (541)           (960)           (669)         (1,081)         (1,131)
       (95,859)        (12,388)       (440,456)        (74,844)       (480,273)       (132,172)       (275,223)       (244,995)

      (201,994)        (64,476)       (539,390)       (213,976)       (104,129)       (355,964)       (449,740)       (645,869)
        (9,635)         (1,679)        (29,000)         (5,711)        (96,353)       (160,779)       (122,373)       (202,472)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,662,255         368,086       9,758,066       1,109,534       2,846,368       1,609,778       2,053,795          26,441
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     2,155,729         630,391      11,385,573       1,782,848       3,257,538       2,281,066       2,481,811       1,307,108



     1,030,876         400,485       3,557,347       1,774,499       4,410,894       2,129,828       4,997,536       3,690,428
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    3,186,605  $    1,030,876  $   14,942,920  $    3,557,347  $    7,668,432  $    4,410,894  $    7,479,347  $    4,997,536
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                    GROWTH AND INCOME          INTERNATIONAL GROWTH           MID CAP GROWTH
                                                 PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (14,290)  $   (16,961)  $   (15,967)  $   (12,139)  $   (25,959)  $   (20,412)
   Realized gain (loss) .......................      (68,043)      (49,334)      (54,624)     (158,855)     (140,703)     (113,315)
   Change in unrealized gain (loss)
      on investments ..........................      173,379       314,104       318,211       590,459       423,638       452,226
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............       91,046       247,809       247,620       419,465       256,976       318,499
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............       23,565        75,433        14,332        73,896       491,413       146,503
   Participant transfers from other
      funding options .........................        6,364        23,302        62,576       127,603        63,798        82,605
   Administrative charges .....................         (418)         (487)         (523)         (574)         (455)         (473)
   Contract surrenders ........................     (463,718)      (59,649)      (83,208)      (98,893)     (155,726)      (41,052)
   Participant transfers to other
      funding options .........................      (68,559)      (74,033)     (233,688)     (247,932)     (145,427)      (78,220)
   Other payments to participants .............           23       (12,004)           --        (9,255)       (5,368)       (3,582)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (502,743)      (47,438)     (240,511)     (155,155)      248,235       105,781
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...     (411,697)      200,371         7,109       264,310       505,211       424,280


NET ASSETS:
      Beginning of year .......................    1,387,513     1,187,142     1,670,961     1,406,651     1,366,236       941,956
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $   975,816   $ 1,387,513   $ 1,678,070   $ 1,670,961   $ 1,871,447   $ 1,366,236
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

  LAZARD RETIREMENT SMALL                                                                          TOTAL RETURN PORTFOLIO -
       CAP PORTFOLIO             GROWTH AND INCOME PORTFOLIO       MID-CAP VALUE PORTFOLIO            ADMINISTRATIVE CLASS
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$       (3,589) $         (317) $       (7,441) $          438  $      (50,686) $          235  $       (3,890) $      134,652
         3,408              20          71,340             625          99,059          10,897         521,229         189,125

        41,070           6,092         498,763          96,939         795,135          65,396         258,015          92,314
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        40,889           5,795         562,662          98,002         843,508          76,528         775,354         416,091
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       334,816          43,851       5,655,338         769,812       4,871,374         764,026      18,646,098       4,458,282

        71,374          12,709         526,824         253,291         489,578         208,638       2,646,000       6,430,292
            (3)             (2)           (177)            (14)           (210)             (4)         (2,980)         (2,830)
       (19,174)             --        (175,933)         (1,332)        (95,371)        (27,985)     (2,328,970)       (920,723)

       (11,975)             (4)       (309,544)        (36,863)       (260,679)         (4,468)     (1,449,938)     (2,711,291)
        (5,946)             --         (14,133)             --        (103,590)        (12,460)       (297,481)       (149,332)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       369,092          56,554       5,682,375         984,894       4,901,102         927,747      17,212,729       7,104,398
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       409,981          62,349       6,245,037       1,082,896       5,744,610       1,004,275      17,988,083       7,520,489



        62,349              --       1,082,896              --       1,004,275              --      18,586,106      11,065,617
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$      472,330  $       62,349  $    7,327,933  $    1,082,896  $    6,748,885  $    1,004,275  $   36,574,189  $   18,586,106
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                                    PUTNAM VT                   PUTNAM VT
                                                 PUTNAM VT DISCOVERY GROWTH    INTERNATIONAL EQUITY           SMALL CAP VALUE
                                                   FUND - CLASS IB SHARES     FUND - CLASS IB SHARES       FUND - CLASS IB SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $      (952)  $    (1,057)  $    (5,520)  $   (32,487)  $   (14,947)  $    (9,253)
   Realized gain (loss) .......................          117         2,301       287,378         7,737        69,807        (7,887)
   Change in unrealized gain (loss)
      on investments ..........................        4,033        16,098        19,735       813,315       176,160       269,025
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............        3,198        17,342       301,593       788,565       231,020       251,885
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............           --        29,569       145,289       823,138       439,894       118,032
   Participant transfers from other
      funding options .........................          574         1,497       145,277       178,961       158,279        67,111
   Administrative charges .....................          (24)          (26)         (446)         (676)         (276)         (270)
   Contract surrenders ........................           --       (29,369)     (337,148)     (223,048)      (70,952)      (39,801)
   Participant transfers to other
      funding options .........................         (265)         (766)   (1,878,682)     (255,250)     (248,690)     (106,601)
   Other payments to participants .............           --            --       (31,578)      (18,168)       (5,435)      (10,159)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....          285           905    (1,957,288)      504,957       272,820        28,312
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...        3,483        18,247    (1,655,695)    1,293,522       503,840       280,197


NET ASSETS:
      Beginning of year .......................       54,993        36,746     3,839,200     2,545,678       806,420       526,223
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $    58,476   $    54,993   $ 2,183,505   $ 3,839,200   $ 1,310,260   $   806,420
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                    SMITH BARNEY DIVIDEND       MULTIPLE DISCIPLINE PORTFOLIO -
    ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I           STRATEGY PORTFOLIO            ALL CAP GROWTH AND VALUE
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$      (34,970) $      (30,733) $      (35,448) $      (27,114) $         (782) $       (2,669) $      (16,395) $           --
        69,344         (31,069)        164,227         (74,936)          9,797            (388)         29,203              --

       120,292         676,831         491,832       1,985,808           9,105          45,694         332,463              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       154,666         615,029         620,611       1,883,758          18,120          42,637         345,271              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       951,072         316,583       1,334,618       1,003,078         956,710         160,114       7,507,591              --

        91,721         259,022         161,363         422,421          25,673          81,632         690,183              --
          (519)           (467)         (1,682)         (1,988)            (46)            (19)            (84)             --
      (282,899)       (120,788)       (851,244)       (418,926)        (48,720)        (14,061)         (8,870)             --

      (374,850)       (195,762)     (1,324,785)       (526,419)       (159,506)           (615)       (335,081)             --
        (6,155)        (34,070)        (79,214)        (49,296)             --              --              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       378,370         224,518        (760,944)        428,870         774,111         227,051       7,853,739              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       533,036         839,547        (140,333)      2,312,628         792,231         269,688       8,199,010              --



     2,481,339       1,641,792       8,182,390       5,869,762         345,708          76,020              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    3,014,375  $    2,481,339  $    8,042,057  $    8,182,390  $    1,137,939  $      345,708  $    8,199,010  $           --
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                   MULTIPLE DISCIPLINE         MULTIPLE DISCIPLINE
                                                  PORTFOLIO - GLOBAL ALL      PORTFOLIO - LARGE CAP          STRONG MULTI CAP
                                                   CAP GROWTH AND VALUE          GROWTH AND VALUE              VALUE FUND II
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    (6,649)  $        --   $      (208)  $        --   $    (7,104)  $    (5,086)
   Realized gain (loss) .......................        6,931            --         4,357            --        10,632        (8,105)
   Change in unrealized gain (loss)
      on investments ..........................      149,021            --        15,204            --        52,548       110,626
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............      149,303            --        19,353            --        56,076        97,435
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    2,097,165            --       356,142            --           282         3,418
   Participant transfers from other
      funding options .........................      457,090            --        62,949            --        55,812         9,042
   Administrative charges .....................           (7)           --            (4)           --           (90)          (89)
   Contract surrenders ........................       (2,575)           --        (2,132)           --       (43,700)      (10,640)
   Participant transfers to other
      funding options .........................     (159,947)           --       (50,695)           --       (24,205)      (26,801)
   Other payments to participants .............           --            --            --            --        (3,903)           --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    2,391,726            --       366,260            --       (15,804)      (25,070)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...    2,541,029            --       385,613            --        40,272        72,365


NET ASSETS:
      Beginning of year .......................           --            --            --            --       359,182       286,817
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 2,541,029   $        --   $   385,613   $        --   $   399,454   $   359,182
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


    DISCIPLINED MID CAP
     STOCK PORTFOLIO               EQUITY INCOME PORTFOLIO      FEDERATED HIGH YIELD PORTFOLIO       LARGE CAP PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$       (7,386) $       (6,842) $        2,068  $          963  $      370,468  $      164,844  $      (43,970) $      (58,825)
        23,466          (7,645)         96,769             404          10,113             802        (170,872)       (292,652)

        45,452         139,384          79,838          67,656         (17,966)         53,749         455,576       1,217,294
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


        61,532         124,897         178,675          69,023         362,615         219,395         240,734         865,817
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


           281           3,893       1,672,714         458,129       3,339,653         636,280         916,614         312,385

         1,004           4,230         159,293         253,082         266,345       1,825,146          98,354         242,529
          (121)           (123)           (143)            (15)           (224)           (118)         (1,240)         (1,454)
       (12,276)        (29,864)        (82,365)         (6,160)       (136,666)        (20,304)       (332,320)       (162,709)

       (72,751)        (38,720)       (109,755)        (14,458)       (357,969)        (64,617)       (244,170)       (419,184)
            --          (6,264)         (3,914)             --         (40,127)             --         (92,422)         (8,161)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       (83,863)        (66,848)      1,635,830         690,578       3,071,012       2,376,387         344,816         (36,594)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       (22,331)         58,049       1,814,505         759,601       3,433,627       2,595,782         585,550         829,223



       493,824         435,775         759,601              --       2,855,362         259,580       4,626,930       3,797,707
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$      471,493  $      493,824  $    2,574,106  $      759,601  $    6,288,989  $    2,855,362  $    5,212,480  $    4,626,930
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                   LAZARD INTERNATIONAL        MERRILL LYNCH LARGE             MFS EMERGING
                                                      STOCK PORTFOLIO           CAP CORE PORTFOLIO           GROWTH PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $    12,459   $     9,323   $   (20,822)  $   (16,988)  $    (3,935)  $    (2,753)
   Realized gain (loss) .......................       78,443       (39,616)     (131,916)     (121,795)       (3,687)       (3,293)
   Change in unrealized gain (loss)
      on investments ..........................      723,430       744,494       358,985       401,509        28,177        40,442
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............      814,332       714,201       206,247       262,726        20,555        34,396
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............    3,761,848       792,151       125,796       131,798        61,855        43,447
   Participant transfers from other
      funding options .........................      332,436       284,001        23,714        38,896         1,980         1,236
   Administrative charges .....................         (885)         (841)         (496)         (538)          (32)          (21)
   Contract surrenders ........................     (544,935)     (193,734)     (188,338)      (52,635)      (48,935)       (4,084)
   Participant transfers to other
      funding options .........................     (525,819)     (170,907)     (123,006)     (102,300)      (30,903)       (1,175)
   Other payments to participants .............      (51,782)      (18,240)      (22,256)      (10,816)           16            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....    2,970,863       692,430      (184,586)        4,405       (16,019)       39,403
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...    3,785,195     1,406,631        21,661       267,131         4,536        73,799


NET ASSETS:
      Beginning of year .......................    3,835,136     2,428,505     1,657,660     1,390,529       189,630       115,831
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 7,620,331   $ 3,835,136   $ 1,679,321   $ 1,657,660   $   194,166   $   189,630
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                                                  U.S. GOVERNMENT SECURITIES
 MFS MID CAP GROWTH PORTFOLIO        MFS VALUE PORTFOLIO           PIONEER FUND PORTFOLIO                  PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$      (66,284) $      (50,144) $      (14,805) $       (6,701) $       (1,976) $        1,812  $      171,063  $      155,412
      (310,262)       (357,098)         83,906         (25,308)          4,061              87          17,547         254,156

       793,378       1,193,219         425,537         556,719          55,314          14,624          23,048        (359,867)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       416,832         785,977         494,638         524,710          57,399          16,523         211,658          49,701
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       839,517         457,364       1,309,868         597,505         443,075         272,573       1,804,831       1,310,854

       157,689         303,473          82,142         318,107          51,070          30,478         358,861       1,044,428
          (837)           (868)           (625)           (618)            (27)             (4)           (949)         (1,260)
      (361,253)       (227,186)       (206,633)        (83,712)        (70,234)             --        (552,311)       (627,773)

      (403,255)       (215,818)       (164,724)       (339,724)        (30,674)           (118)       (833,635)     (2,708,512)
        (9,258)         (1,491)        (65,223)         (6,265)         (5,309)             --         (65,883)        (28,701)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       222,603         315,474         954,805         485,293         387,901         302,929         710,914      (1,010,964)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

       639,435       1,101,451       1,449,443       1,010,003         445,300         319,452         922,572        (961,263)



     3,353,557       2,252,106       2,990,230       1,980,227         319,452              --       5,152,937       6,114,200
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    3,992,992  $    3,353,557  $    4,439,673  $    2,990,230  $      764,752  $      319,452  $    6,075,509  $    5,152,937
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                       AIM CAPITAL           SB ADJUSTABLE RATE INCOME    SMITH BARNEY AGGRESSIVE
                                                  APPRECIATION PORTFOLIO     PORTFOLIO - CLASS I SHARES      GROWTH PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $   (45,633)  $   (43,180)  $     6,660   $        --   $  (156,305)  $   (98,286)
   Realized gain (loss) .......................     (258,967)     (360,814)        1,444            --        23,787      (248,125)
   Change in unrealized gain (loss)
      on investments ..........................      401,790       970,645       (12,171)           --       806,332     1,788,341
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............       97,190       566,651        (4,067)           --       673,814     1,441,930
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............      179,647       479,972     1,950,066            --     3,435,834     1,567,344
   Participant transfers from other
      funding options .........................       45,783        35,462       120,193            --       397,123       328,107
   Administrative charges .....................         (977)       (1,121)           (8)           --        (2,024)       (1,924)
   Contract surrenders ........................     (381,978)     (143,175)     (116,801)           --      (954,190)     (486,962)
   Participant transfers to other
      funding options .........................     (180,458)     (262,596)     (107,443)           --      (535,017)     (453,282)
   Other payments to participants .............      (25,742)       (5,344)           --            --       (69,497)     (176,146)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     (363,725)      103,198     1,846,007            --     2,272,229       777,137
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...     (266,535)      669,849     1,841,940            --     2,946,043     2,219,067


NET ASSETS:
      Beginning of year .......................    2,800,954     2,131,105            --            --     6,733,017     4,513,950
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $ 2,534,419   $ 2,800,954   $ 1,841,940   $        --   $ 9,679,060   $ 6,733,017
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


  SMITH BARNEY HIGH INCOME           SMITH BARNEY LARGE               SMITH BARNEY MID               SMITH BARNEY MONEY
         PORTFOLIO              CAPITALIZATION GROWTH PORTFOLIO      CAP CORE PORTFOLIO               MARKET PORTFOLIO
------------------------------  ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003            2004           2003
      ----            ----             ----            ----           ----            ----            ----           ----
$      434,867  $      291,039  $     (199,333) $     (183,174) $      (93,180) $      (51,760) $      (57,657) $     (123,435)
       (38,838)       (258,386)          3,925        (320,206)         50,189         (10,228)             --              --

        83,452         757,298         161,978       4,255,267         544,761         759,673              --              --
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


       479,481         789,951         (33,430)      3,751,887         501,770         697,685         (57,657)       (123,435)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,649,888         402,936       4,513,785       1,542,560       2,752,775         914,492       6,202,050       1,560,086

       177,140       2,513,190       1,179,756         961,421         188,271         163,383       1,867,692       4,076,493
          (776)           (712)         (3,038)         (3,175)           (820)           (826)         (1,063)         (1,514)
      (404,847)       (323,725)       (703,844)       (548,757)       (458,547)       (219,790)       (591,839)     (2,243,173)

      (281,794)       (866,412)       (622,607)     (1,765,271)       (271,728)       (241,878)     (3,943,201)    (15,602,421)
       (66,209)        (55,769)       (127,298)       (125,978)        (24,516)        (40,831)        (57,772)         (5,220)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------


     1,073,402       1,669,508       4,236,754          60,800       2,185,435         574,550       3,475,867     (12,215,749)
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------

     1,552,883       2,459,459       4,203,324       3,812,687       2,687,205       1,272,235       3,418,210     (12,339,184)



     5,175,422       2,715,963      12,195,215       8,382,528       3,622,968       2,350,733       4,699,213      17,038,397
--------------  --------------  --------------  --------------  --------------  --------------  --------------  --------------
$    6,728,305  $    5,175,422  $   16,398,539  $   12,195,215  $    6,310,173  $    3,622,968  $    8,117,423  $    4,699,213
==============  ==============  ==============  ==============  ==============  ==============  ==============  ==============



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


                                                                                TRAVELERS MANAGED        EMERGING GROWTH PORTFOLIO -
                                                 STRATEGIC EQUITY PORTFOLIO      INCOME PORTFOLIO             CLASS II SHARES
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004         2003           2004          2003
                                                     ----          ----          ----         ----           ----          ----
OPERATIONS:
   Net investment income (loss) ...............  $      (601)  $    (4,245)  $   590,233   $   353,657   $    (4,150)  $    (2,369)
   Realized gain (loss) .......................       10,934        (9,315)      (27,825)      (50,983)          161        (1,051)
   Change in unrealized gain (loss)
      on investments ..........................       26,652        71,724      (388,066)      383,312        14,450        30,658
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ............       36,985        58,164       174,342       685,986        10,461        27,238
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............      249,024       143,852     6,025,732     1,440,650       118,008        66,165
   Participant transfers from other
      funding options .........................       29,400       114,556     1,251,524     4,320,850            82         4,254
   Administrative charges .....................          (44)          (67)       (2,416)       (2,631)          (36)          (28)
   Contract surrenders ........................     (134,306)           --      (827,236)     (766,675)     (111,110)         (863)
   Participant transfers to other
      funding options .........................      (58,774)      (42,029)   (1,438,064)   (1,209,491)      (33,373)       (5,662)
   Other payments to participants .............           --            --      (108,615)      (60,806)           --            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .....       85,300       216,312     4,900,925     3,721,897       (26,429)       63,866
                                                 -----------   -----------   -----------   -----------   -----------   -----------

      Net increase (decrease) in net assets ...      122,285       274,476     5,075,267     4,407,883       (15,968)       91,104


NET ASSETS:
      Beginning of year .......................      392,293       117,817    14,014,071     9,606,188       187,368        96,264
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      End of year .............................  $   514,578   $   392,293   $19,089,338   $14,014,071   $   171,400   $   187,368
                                                 ===========   ===========   ===========   ===========   ===========   ===========



                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT TM
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003


SMITH BARNEY SMALL CAP GROWTH        MID CAP PORTFOLIO -
   OPPORTUNITIES PORTFOLIO             SERVICE CLASS 2                     COMBINED
------------------------------  ------------------------------  ------------------------------
      2004            2003             2004            2003           2004            2003
      ----            ----             ----            ----           ----            ----
$     (22,918)  $      (7,307)  $     (50,874)  $     (22,564)  $    (260,385)  $     (25,586)
       52,731         (16,498)         99,158          11,318       1,602,797      (2,641,453)

      194,890         158,985         604,687         483,752      19,144,445      29,178,770
-------------   -------------   -------------   -------------   -------------   -------------


      224,703         135,180         652,971         472,506      20,486,857      26,511,731
-------------   -------------   -------------   -------------   -------------   -------------


    1,452,469         166,585       1,878,253         471,101     148,633,216      37,191,340

      117,391          64,062         193,142         135,327      23,280,717      34,174,896
         (204)           (153)           (387)           (285)        (35,569)        (34,219)
      (25,101)        (26,480)       (391,350)        (81,923)    (18,690,038)    (10,955,042)

      (74,032)       (112,111)       (166,389)       (181,144)    (23,534,335)    (34,173,256)
         (680)        (11,967)        (24,479)        (12,387)     (2,184,371)     (1,365,183)
-------------   -------------   -------------   -------------   -------------   -------------


    1,469,843          79,936       1,488,790         330,689     127,469,620      24,838,536
-------------   -------------   -------------   -------------   -------------   -------------

    1,694,546         215,116       2,141,761         803,195     147,956,477      51,350,267



      550,777         335,661       1,916,500       1,113,305     170,639,619     119,289,352
-------------   -------------   -------------   -------------   -------------   -------------
$   2,245,323   $     550,777   $   4,058,261   $   1,916,500   $ 318,596,096   $ 170,639,619
=============   =============   =============   =============   =============   =============



                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM for Variable Annuities ("Separate Account TM") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account TM is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM is comprised of the Travelers Marquis Portfolios product.

Participant purchase payments applied to Separate Account TM are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account TM were:

     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares
         Dreyfus Variable Investment Fund - Appreciation Portfolio -
         Initial Shares
     Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Growth and Income Portfolio - Service Shares
         International Growth Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust, Affiliate of The Company
         All Cap Fund - Class I
         Investors Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of The Company
         Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap Core Portfolio)

     Smith Barney Multiple Discipline Trust, Massachusetts business trust, Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The Company
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
     Company
         AIM Capital Appreciation Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio Travelers Managed Income Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date

FEDERAL INCOME TAXES. The operations of Separate Account TM form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM. Separate Account TM is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account TM adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $163,339,395 and $34,985,663, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $299,585,919 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $23,558,758. Gross unrealized depreciation for all investments at December 31, 2004 was $4,554,749.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Enhanced (E) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TM
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Asset-based Charges
                                                                               -----------------------------------------------------
                                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                            ------------------------  Total
     (as identified in Note 5)      Ben  Product                                  M&E        ADM       E.S.P.     GMWB       Charge
------------------------------------------------------------------------------------------------------------------------------------

Separate Account Charge 1.70%        S   Travelers Marquis                       1.55%      0.15%                            1.70%

Separate Account Charge 1.85%        E   Travelers Marquis                       1.70%      0.15%                            1.85%

Separate Account Charge 1.95%        S   Travelers Marquis                       1.55%      0.15%      0.25%                 1.95%

Separate Account Charge 2.10%        S   Travelers Marquis                       1.55%      0.15%                 0.40%      2.10%
                                     E   Travelers Marquis                       1.70%      0.15%      0.25%                 2.10%

Separate Account Charge 2.25%        E   Travelers Marquis                       1.70%      0.15%                 0.40%      2.25%

Separate Account Charge 2.35%        S   Travelers Marquis                       1.55%      0.15%      0.25%      0.40%      2.35%

Separate Account Charge 2.50%        E   Travelers Marquis                       1.70%      0.15%      0.25%      0.40%      2.50%

------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.  SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I
      Separate Account Charges 1.70% .........................................      31,129     $    0.774     $        24,106
      Separate Account Charges 1.85% .........................................     159,384          0.770             122,747
      Separate Account Charges 1.95% .........................................          --          0.994                  --
      Separate Account Charges 2.10% .........................................       5,892          0.989               5,827
      Separate Account Charges 2.25% .........................................          --          1.305                  --
      Separate Account Charges 2.35% .........................................          --          1.302                  --
      Separate Account Charges 2.50% .........................................          --          1.299                  --

AllianceBernstein Variable Product Series Fund, Inc. .........................
   AllianceBernstein Growth and Income Portfolio - Class B
      Separate Account Charges 1.70% .........................................     568,262          1.004             570,285
      Separate Account Charges 1.85% .........................................   2,193,519          0.998           2,189,255
      Separate Account Charges 1.95% .........................................          --          1.234                  --
      Separate Account Charges 2.10% .........................................     318,980          1.228             391,570
      Separate Account Charges 2.25% .........................................     339,894          1.446             491,417
      Separate Account Charges 2.35% .........................................       1,393          1.443               2,011
      Separate Account Charges 2.50% .........................................     132,487          1.439             190,658
   AllianceBernstein Premier Growth Portfolio - Class B
      Separate Account Charges 1.70% .........................................     346,138          0.750             259,504
      Separate Account Charges 1.85% .........................................     369,750          0.746             275,694
      Separate Account Charges 1.95% .........................................          --          1.031                  --
      Separate Account Charges 2.10% .........................................     372,106          1.026             381,793
      Separate Account Charges 2.25% .........................................     363,649          1.324             481,425
      Separate Account Charges 2.35% .........................................          --          1.321                  --
      Separate Account Charges 2.50% .........................................      60,579          1.318              79,825

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     387,322          1.443             558,776
      Separate Account Charges 1.85% .........................................     392,011          1.439             564,133
      Separate Account Charges 1.95% .........................................          --          1.437                  --
      Separate Account Charges 2.10% .........................................     685,200          1.433             981,951
      Separate Account Charges 2.25% .........................................   1,436,785          1.430           2,053,924
      Separate Account Charges 2.35% .........................................       4,101          1.427               5,852
      Separate Account Charges 2.50% .........................................     215,411          1.424             306,654
   Growth Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     587,785          1.378             809,810
      Separate Account Charges 1.85% .........................................   2,739,945          1.374           3,765,461
      Separate Account Charges 1.95% .........................................          --          1.372                  --
      Separate Account Charges 2.10% .........................................   2,718,117          1.369           3,719,926
      Separate Account Charges 2.25% .........................................   7,672,515          1.365          10,474,113
      Separate Account Charges 2.35% .........................................          --          1.363                  --
      Separate Account Charges 2.50% .........................................     350,678          1.359             476,738

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
American Funds Insurance Series (continued)
   Growth-Income Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................   1,201,533     $    1.357     $     1,630,543
      Separate Account Charges 1.85% .........................................   4,967,362          1.354           6,724,095
      Separate Account Charges 1.95% .........................................          --          1.351                  --
      Separate Account Charges 2.10% .........................................   2,610,903          1.348           3,519,597
      Separate Account Charges 2.25% .........................................   8,198,813          1.345          11,024,600
      Separate Account Charges 2.35% .........................................          --          1.342                  --
      Separate Account Charges 2.50% .........................................     448,957          1.339             601,182

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio
      Separate Account Charges 1.70% .........................................     124,849          1.348             168,281
      Separate Account Charges 1.85% .........................................     506,211          1.335             675,756
      Separate Account Charges 1.95% .........................................          --          1.799                  --
      Separate Account Charges 2.10% .........................................      24,806          1.791              44,417
      Separate Account Charges 2.25% .........................................          --          1.762                  --
      Separate Account Charges 2.35% .........................................          --          1.758                  --
      Separate Account Charges 2.50% .........................................          --          1.753                  --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class
      Separate Account Charges 1.70% .........................................     623,854          2.216           1,382,530
      Separate Account Charges 1.85% .........................................     978,586          2.195           2,147,892
      Separate Account Charges 1.95% .........................................          --          1.910                  --
      Separate Account Charges 2.10% .........................................     499,238          1.901             948,838
      Separate Account Charges 2.25% .........................................     862,854          1.753           1,512,493
      Separate Account Charges 2.35% .........................................       2,245          1.750               3,928
      Separate Account Charges 2.50% .........................................     115,656          1.745             201,792
   Delaware VIP Small Cap Value Series - Standard Class
      Separate Account Charges 1.70% .........................................     384,332          1.859             714,472
      Separate Account Charges 1.85% .........................................     806,143          1.841           1,484,259
      Separate Account Charges 1.95% .........................................          --          1.833                  --
      Separate Account Charges 2.10% .........................................     347,298          1.824             633,445
      Separate Account Charges 2.25% .........................................     832,885          1.731           1,442,076
      Separate Account Charges 2.35% .........................................          --          1.728                  --
      Separate Account Charges 2.50% .........................................      42,799          1.723              73,758

Dreyfus Variable Investment Fund
   Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
      Separate Account Charges 1.70% .........................................     516,103          1.392             718,570
      Separate Account Charges 1.85% .........................................   2,292,537          1.379           3,161,255
      Separate Account Charges 1.95% .........................................          --          1.325                  --
      Separate Account Charges 2.10% .........................................      87,130          1.319             114,926
      Separate Account Charges 2.25% .........................................     658,601          1.467             965,853
      Separate Account Charges 2.35% .........................................          --          1.464                  --
      Separate Account Charges 2.50% .........................................          --          1.460                  --

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Dreyfus Variable Investment Fund (continued)
   Dreyfus VIF - Appreciation Portfolio - Initial Shares
      Separate Account Charges 1.70% .........................................     659,169     $    1.038     $       684,077
      Separate Account Charges 1.85% .........................................   5,131,555          1.028           5,274,440
      Separate Account Charges 1.95% .........................................          --          1.114                  --
      Separate Account Charges 2.10% .........................................     546,932          1.109             606,557
      Separate Account Charges 2.25% .........................................     624,758          1.275             796,607
      Separate Account Charges 2.35% .........................................          --          1.273                  --
      Separate Account Charges 2.50% .........................................      23,462          1.269              29,776

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     489,316          1.302             637,247
      Separate Account Charges 1.85% .........................................   1,063,573          1.290           1,371,831
      Separate Account Charges 1.95% .........................................          --          1.263                  --
      Separate Account Charges 2.10% .........................................     452,393          1.257             568,552
      Separate Account Charges 2.25% .........................................     613,217          1.526             935,814
      Separate Account Charges 2.35% .........................................          --          1.523                  --
      Separate Account Charges 2.50% .........................................      89,831          1.519             136,450
   Mutual Shares Securities Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     243,327          1.149             279,510
      Separate Account Charges 1.85% .........................................   2,142,048          1.144           2,450,801
      Separate Account Charges 1.95% .........................................          --          1.141                  --
      Separate Account Charges 2.10% .........................................     474,912          1.137             539,751
      Separate Account Charges 2.25% .........................................   1,411,158          1.391           1,963,065
      Separate Account Charges 2.35% .........................................       2,108          1.389               2,927
      Separate Account Charges 2.50% .........................................      29,188          1.385              40,415
   Templeton Developing Markets Securities Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................     245,940          1.678             412,620
      Separate Account Charges 1.85% .........................................     400,716          1.662             665,860
      Separate Account Charges 1.95% .........................................          --          2.046                  --
      Separate Account Charges 2.10% .........................................     341,968          2.036             696,182
      Separate Account Charges 2.25% .........................................     666,335          1.846           1,229,791
      Separate Account Charges 2.35% .........................................         376          1.842                 692
      Separate Account Charges 2.50% .........................................      98,780          1.837             181,460
   Templeton Foreign Securities Fund - Class 2 Shares
      Separate Account Charges 1.70% .........................................   1,513,512          1.087           1,645,610
      Separate Account Charges 1.85% .........................................   4,489,678          1.077           4,834,783
      Separate Account Charges 1.95% .........................................          --          1.365                  --
      Separate Account Charges 2.10% .........................................   1,605,597          1.358           2,180,892
      Separate Account Charges 2.25% .........................................   3,831,415          1.561           5,980,352
      Separate Account Charges 2.35% .........................................       2,280          1.558               3,552
      Separate Account Charges 2.50% .........................................     191,637          1.554             297,731

Greenwich Street Series Fund
   Appreciation Portfolio
      Separate Account Charges 1.70% .........................................   1,182,369          0.996           1,177,791
      Separate Account Charges 1.85% .........................................   2,797,917          0.991           2,771,806
      Separate Account Charges 1.95% .........................................          --          1.198                  --
      Separate Account Charges 2.10% .........................................   1,437,615          1.192           1,713,936
      Separate Account Charges 2.25% .........................................   1,420,043          1.338           1,899,437
      Separate Account Charges 2.35% .........................................      23,557          1.335              31,452
      Separate Account Charges 2.50% .........................................      55,589          1.331              74,010

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Greenwich Street Series Fund (continued)
   Fundamental Value Portfolio
      Separate Account Charges 1.70% .........................................   1,197,301     $    1.031     $     1,234,194
      Separate Account Charges 1.85% .........................................   3,455,502          1.025           3,542,317
      Separate Account Charges 1.95% .........................................          --          1.306                  --
      Separate Account Charges 2.10% .........................................     643,775          1.299             836,449
      Separate Account Charges 2.25% .........................................   1,227,370          1.503           1,844,429
      Separate Account Charges 2.35% .........................................          --          1.500                  --
      Separate Account Charges 2.50% .........................................      14,680          1.496              21,958

Janus Aspen Series
   Growth and Income Portfolio - Service Shares
      Separate Account Charges 1.70% .........................................     354,849          0.737             261,659
      Separate Account Charges 1.85% .........................................     935,701          0.732             685,180
      Separate Account Charges 1.95% .........................................          --          1.146                  --
      Separate Account Charges 2.10% .........................................          --          1.141                  --
      Separate Account Charges 2.25% .........................................      21,320          1.359              28,977
      Separate Account Charges 2.35% .........................................          --          1.357                  --
      Separate Account Charges 2.50% .........................................          --          1.353                  --
   International Growth Portfolio - Service Shares
      Separate Account Charges 1.70% .........................................     605,464          0.667             403,644
      Separate Account Charges 1.85% .........................................   1,797,355          0.662           1,189,896
      Separate Account Charges 1.95% .........................................          --          1.310                  --
      Separate Account Charges 2.10% .........................................       2,838          1.303               3,697
      Separate Account Charges 2.25% .........................................      43,228          1.634              70,631
      Separate Account Charges 2.35% .........................................          --          1.631                  --
      Separate Account Charges 2.50% .........................................       6,273          1.626              10,202
   Mid Cap Growth Portfolio - Service Shares
      Separate Account Charges 1.70% .........................................   1,144,935          0.443             507,046
      Separate Account Charges 1.85% .........................................   1,678,850          0.440             738,348
      Separate Account Charges 1.95% .........................................          --          1.275                  --
      Separate Account Charges 2.10% .........................................     172,409          1.268             218,672
      Separate Account Charges 2.25% .........................................     249,772          1.592             397,555
      Separate Account Charges 2.35% .........................................          --          1.589                  --
      Separate Account Charges 2.50% .........................................       6,202          1.584               9,826

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio
      Separate Account Charges 1.70% .........................................      17,197          1.506              25,896
      Separate Account Charges 1.85% .........................................      28,812          1.502              43,278
      Separate Account Charges 1.95% .........................................          --          1.500                  --
      Separate Account Charges 2.10% .........................................     223,938          1.496             334,977
      Separate Account Charges 2.25% .........................................      33,440          1.492              49,896
      Separate Account Charges 2.35% .........................................          --          1.490                  --
      Separate Account Charges 2.50% .........................................      12,304          1.486              18,283

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio
      Separate Account Charges 1.70% .........................................     534,636     $    1.376     $       735,408
      Separate Account Charges 1.85% .........................................     892,509          1.372           1,224,597
      Separate Account Charges 1.95% .........................................          --          1.370                  --
      Separate Account Charges 2.10% .........................................   1,470,144          1.366           2,008,798
      Separate Account Charges 2.25% .........................................   1,932,442          1.363           2,633,882
      Separate Account Charges 2.35% .........................................       4,929          1.361               6,707
      Separate Account Charges 2.50% .........................................     529,383          1.357             718,541
   Mid-Cap Value Portfolio
      Separate Account Charges 1.70% .........................................     482,477          1.533             739,695
      Separate Account Charges 1.85% .........................................     683,810          1.529           1,045,757
      Separate Account Charges 1.95% .........................................          --          1.527                  --
      Separate Account Charges 2.10% .........................................   1,156,768          1.523           1,761,692
      Separate Account Charges 2.25% .........................................   1,977,099          1.519           3,003,505
      Separate Account Charges 2.35% .........................................         689          1.517               1,045
      Separate Account Charges 2.50% .........................................     130,347          1.513             197,191

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class
      Separate Account Charges 1.70% .........................................   7,791,822          1.200           9,349,845
      Separate Account Charges 1.85% .........................................   8,158,412          1.193           9,736,072
      Separate Account Charges 1.95% .........................................       6,834          1.136               7,766
      Separate Account Charges 2.10% .........................................   5,249,767          1.131           5,936,151
      Separate Account Charges 2.25% .........................................   9,937,145          1.048          10,419,802
      Separate Account Charges 2.35% .........................................       6,618          1.047               6,926
      Separate Account Charges 2.50% .........................................   1,070,854          1.044           1,117,627

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares
      Separate Account Charges 1.70% .........................................      53,209          0.764              40,661
      Separate Account Charges 1.85% .........................................      23,442          0.760              17,815
      Separate Account Charges 1.95% .........................................          --          1.163                  --
      Separate Account Charges 2.10% .........................................          --          1.157                  --
      Separate Account Charges 2.25% .........................................          --          1.402                  --
      Separate Account Charges 2.35% .........................................          --          1.399                  --
      Separate Account Charges 2.50% .........................................          --          1.395                  --
   Putnam VT International Equity Fund - Class IB Shares
      Separate Account Charges 1.70% .........................................     172,198          1.000             172,178
      Separate Account Charges 1.85% .........................................   1,582,560          0.994           1,573,734
      Separate Account Charges 1.95% .........................................          --          1.319                  --
      Separate Account Charges 2.10% .........................................     115,303          1.313             151,359
      Separate Account Charges 2.25% .........................................     181,088          1.510             273,434
      Separate Account Charges 2.35% .........................................          --          1.507                  --
      Separate Account Charges 2.50% .........................................       8,517          1.503              12,800

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Putnam Variable Trust (continued)
   Putnam VT Small Cap Value Fund - Class IB Shares
      Separate Account Charges 1.70% .........................................     187,525     $    1.594     $       298,843
      Separate Account Charges 1.85% .........................................     310,867          1.585             492,685
      Separate Account Charges 1.95% .........................................          --          1.777                  --
      Separate Account Charges 2.10% .........................................      44,740          1.769              79,128
      Separate Account Charges 2.25% .........................................     230,219          1.902             437,895
      Separate Account Charges 2.35% .........................................          --          1.899                  --
      Separate Account Charges 2.50% .........................................         903          1.893               1,709

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I
      Separate Account Charges 1.70% .........................................     403,064          1.010             407,211
      Separate Account Charges 1.85% .........................................   1,784,678          1.005           1,793,172
      Separate Account Charges 1.95% .........................................          --          1.200                  --
      Separate Account Charges 2.10% .........................................     227,634          1.194             271,753
      Separate Account Charges 2.25% .........................................     365,474          1.484             542,239
      Separate Account Charges 2.35% .........................................          --          1.481                  --
      Separate Account Charges 2.50% .........................................          --          1.477                  --
   Investors Fund - Class I
      Separate Account Charges 1.70% .........................................     923,415          1.298           1,198,153
      Separate Account Charges 1.85% .........................................   4,093,574          1.285           5,260,559
      Separate Account Charges 1.95% .........................................          --          1.201                  --
      Separate Account Charges 2.10% .........................................     471,609          1.196             563,824
      Separate Account Charges 2.25% .........................................     700,208          1.447           1,013,125
      Separate Account Charges 2.35% .........................................          --          1.444                  --
      Separate Account Charges 2.50% .........................................       4,441          1.440               6,396

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio
      Separate Account Charges 1.70% .........................................     193,238          0.994             192,077
      Separate Account Charges 1.85% .........................................     483,582          0.990             478,765
      Separate Account Charges 1.95% .........................................          --          0.987                  --
      Separate Account Charges 2.10% .........................................     172,893          0.983             170,028
      Separate Account Charges 2.25% .........................................     191,228          1.265             241,959
      Separate Account Charges 2.35% .........................................       2,811          1.263               3,550
      Separate Account Charges 2.50% .........................................      40,940          1.259              51,560

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
      Separate Account Charges 1.70% .........................................     928,160          1.045             969,733
      Separate Account Charges 1.85% .........................................     681,112          1.044             710,912
      Separate Account Charges 1.95% .........................................      47,162          1.043              49,193
      Separate Account Charges 2.10% .........................................   1,606,063          1.042           1,673,585
      Separate Account Charges 2.25% .........................................   4,540,984          1.041           4,727,197
      Separate Account Charges 2.35% .........................................          --          1.040                  --
      Separate Account Charges 2.50% .........................................      65,806          1.039              68,390

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Smith Barney Multiple Discipline Trust (continued)
   Multiple Discipline Portfolio - Global All Cap Growth and Value
      Separate Account Charges 1.70% .........................................   1,325,184     $    1.072     $     1,420,578
      Separate Account Charges 1.85% .........................................     212,914          1.071             228,015
      Separate Account Charges 1.95% .........................................          --          1.070                  --
      Separate Account Charges 2.10% .........................................     423,365          1.069             452,641
      Separate Account Charges 2.25% .........................................     411,757          1.068             439,795
      Separate Account Charges 2.35% .........................................          --          1.067                  --
      Separate Account Charges 2.50% .........................................          --          1.066                  --
   Multiple Discipline Portfolio - Large Cap Growth and Value
      Separate Account Charges 1.70% .........................................     108,803          1.039             113,037
      Separate Account Charges 1.85% .........................................          --          1.038                  --
      Separate Account Charges 1.95% .........................................          --          1.037                  --
      Separate Account Charges 2.10% .........................................      68,856          1.036              71,347
      Separate Account Charges 2.25% .........................................     194,396          1.035             201,229
      Separate Account Charges 2.35% .........................................          --          1.034                  --
      Separate Account Charges 2.50% .........................................          --          1.033                  --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II
      Separate Account Charges 1.70% .........................................     123,972          1.266             156,977
      Separate Account Charges 1.85% .........................................     193,347          1.254             242,477
      Separate Account Charges 1.95% .........................................          --          1.397                  --
      Separate Account Charges 2.10% .........................................          --          1.391                  --
      Separate Account Charges 2.25% .........................................          --          1.657                  --
      Separate Account Charges 2.35% .........................................          --          1.653                  --
      Separate Account Charges 2.50% .........................................          --          1.649                  --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio
      Separate Account Charges 1.70% .........................................      91,582          1.687             154,468
      Separate Account Charges 1.85% .........................................     189,777          1.671             317,025
      Separate Account Charges 1.95% .........................................          --          1.503                  --
      Separate Account Charges 2.10% .........................................          --          1.495                  --
      Separate Account Charges 2.25% .........................................          --          1.555                  --
      Separate Account Charges 2.35% .........................................          --          1.552                  --
      Separate Account Charges 2.50% .........................................          --          1.548                  --
   Equity Income Portfolio
      Separate Account Charges 1.70% .........................................     497,455          1.338             665,636
      Separate Account Charges 1.85% .........................................     445,294          1.335             594,354
      Separate Account Charges 1.95% .........................................          --          1.333                  --
      Separate Account Charges 2.10% .........................................     248,139          1.329             329,823
      Separate Account Charges 2.25% .........................................     695,098          1.326             921,612
      Separate Account Charges 2.35% .........................................          --          1.324                  --
      Separate Account Charges 2.50% .........................................      47,473          1.320              62,681
   Federated High Yield Portfolio
      Separate Account Charges 1.70% .........................................   1,897,501          1.275           2,419,511
      Separate Account Charges 1.85% .........................................     656,484          1.270             833,731
      Separate Account Charges 1.95% .........................................       4,804          1.267               6,085
      Separate Account Charges 2.10% .........................................   1,157,055          1.262           1,459,675
      Separate Account Charges 2.25% .........................................   1,156,647          1.280           1,480,449
      Separate Account Charges 2.35% .........................................       3,344          1.278               4,273
      Separate Account Charges 2.50% .........................................      66,927          1.274              85,265

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
The Travelers Series Trust (continued)
   Large Cap Portfolio
      Separate Account Charges 1.70% .........................................   1,694,016     $    0.951     $     1,611,468
      Separate Account Charges 1.85% .........................................   2,835,092          0.942           2,670,996
      Separate Account Charges 1.95% .........................................          --          1.100                  --
      Separate Account Charges 2.10% .........................................     162,310          1.094             177,617
      Separate Account Charges 2.25% .........................................     428,715          1.308             560,730
      Separate Account Charges 2.35% .........................................          --          1.305                  --
      Separate Account Charges 2.50% .........................................     147,228          1.302             191,669
   Lazard International Stock Portfolio
      Separate Account Charges 1.70% .........................................   1,718,286          0.859           1,476,099
      Separate Account Charges 1.85% .........................................   2,589,187          0.851           2,202,835
      Separate Account Charges 1.95% .........................................          --          1.294                  --
      Separate Account Charges 2.10% .........................................   1,262,239          1.287           1,624,896
      Separate Account Charges 2.25% .........................................   1,247,579          1.492           1,860,939
      Separate Account Charges 2.35% .........................................          --          1.489                  --
      Separate Account Charges 2.50% .........................................     306,840          1.485             455,562
   Merrill Lynch Large Cap Core Portfolio
      Separate Account Charges 1.70% .........................................     514,249          0.891             458,125
      Separate Account Charges 1.85% .........................................   1,254,585          0.882           1,106,928
      Separate Account Charges 1.95% .........................................          --          1.141                  --
      Separate Account Charges 2.10% .........................................          --          1.136                  --
      Separate Account Charges 2.25% .........................................      81,610          1.400             114,268
      Separate Account Charges 2.35% .........................................          --          1.398                  --
      Separate Account Charges 2.50% .........................................          --          1.394                  --
   MFS Emerging Growth Portfolio
      Separate Account Charges 1.70% .........................................      68,436          0.737              50,415
      Separate Account Charges 1.85% .........................................      98,143          0.733              71,901
      Separate Account Charges 1.95% .........................................          --          1.100                  --
      Separate Account Charges 2.10% .........................................      31,610          1.095              34,603
      Separate Account Charges 2.25% .........................................      26,385          1.412              37,247
      Separate Account Charges 2.35% .........................................          --          1.409                  --
      Separate Account Charges 2.50% .........................................          --          1.405                  --
   MFS Mid Cap Growth Portfolio
      Separate Account Charges 1.70% .........................................   1,593,544          0.558             888,976
      Separate Account Charges 1.85% .........................................   3,546,165          0.554           1,964,527
      Separate Account Charges 1.95% .........................................          --          0.922                  --
      Separate Account Charges 2.10% .........................................     308,078          0.917             282,600
      Separate Account Charges 2.25% .........................................     428,145          1.506             644,634
      Separate Account Charges 2.35% .........................................          --          1.503                  --
      Separate Account Charges 2.50% .........................................     141,633          1.499             212,255
   MFS Value Portfolio
      Separate Account Charges 1.70% .........................................     882,958          1.321           1,166,739
      Separate Account Charges 1.85% .........................................   1,447,802          1.309           1,894,761
      Separate Account Charges 1.95% .........................................          --          1.333                  --
      Separate Account Charges 2.10% .........................................     405,792          1.326             538,246
      Separate Account Charges 2.25% .........................................     563,033          1.452             817,460
      Separate Account Charges 2.35% .........................................          --          1.449                  --
      Separate Account Charges 2.50% .........................................      15,547          1.445              22,467

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
The Travelers Series Trust (continued)
   Pioneer Fund Portfolio
      Separate Account Charges 1.70% .........................................     303,413     $    1.327     $       402,579
      Separate Account Charges 1.85% .........................................      77,144          1.324             102,101
      Separate Account Charges 1.95% .........................................          --          1.321                  --
      Separate Account Charges 2.10% .........................................      52,216          1.318              68,822
      Separate Account Charges 2.25% .........................................     115,354          1.315             151,661
      Separate Account Charges 2.35% .........................................          --          1.313                  --
      Separate Account Charges 2.50% .........................................      30,237          1.309              39,589
   U.S. Government Securities Portfolio
      Separate Account Charges 1.70% .........................................   1,278,104          1.359           1,736,378
      Separate Account Charges 1.85% .........................................   2,101,484          1.346           2,827,628
      Separate Account Charges 1.95% .........................................          --          1.166                  --
      Separate Account Charges 2.10% .........................................     526,962          1.161             611,604
      Separate Account Charges 2.25% .........................................     791,861          1.045             827,359
      Separate Account Charges 2.35% .........................................          --          1.043                  --
      Separate Account Charges 2.50% .........................................      69,752          1.040              72,540

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Separate Account Charges 1.70% .........................................     687,530          0.992             682,326
      Separate Account Charges 1.85% .........................................   1,631,814          0.983           1,603,887
      Separate Account Charges 1.95% .........................................          --          1.193                  --
      Separate Account Charges 2.10% .........................................      56,973          1.187              67,610
      Separate Account Charges 2.25% .........................................     133,585          1.352             180,596
      Separate Account Charges 2.35% .........................................          --          1.349                  --
      Separate Account Charges 2.50% .........................................          --          1.346                  --
   SB Adjustable Rate Income Portfolio - Class I Shares
      Separate Account Charges 1.70% .........................................     149,266          0.995             148,582
      Separate Account Charges 1.85% .........................................     440,902          0.994             438,452
      Separate Account Charges 1.95% .........................................          --          0.994                  --
      Separate Account Charges 2.10% .........................................     663,220          0.993             658,433
      Separate Account Charges 2.25% .........................................     571,662          0.992             566,974
      Separate Account Charges 2.35% .........................................          --          0.991                  --
      Separate Account Charges 2.50% .........................................      29,793          0.990              29,499
   Smith Barney Aggressive Growth Portfolio
      Separate Account Charges 1.70% .........................................   1,558,807          0.910           1,418,619
      Separate Account Charges 1.85% .........................................   4,511,624          0.904           4,077,373
      Separate Account Charges 1.95% .........................................          --          1.139                  --
      Separate Account Charges 2.10% .........................................     963,379          1.134           1,092,277
      Separate Account Charges 2.25% .........................................   2,048,884          1.445           2,961,550
      Separate Account Charges 2.35% .........................................       1,023          1.443               1,476
      Separate Account Charges 2.50% .........................................      88,805          1.439             127,765
   Smith Barney High Income Portfolio
      Separate Account Charges 1.70% .........................................   3,129,417          1.061           3,320,031
      Separate Account Charges 1.85% .........................................   2,316,541          1.051           2,434,021
      Separate Account Charges 1.95% .........................................          --          1.333                  --
      Separate Account Charges 2.10% .........................................     177,937          1.327             236,051
      Separate Account Charges 2.25% .........................................     540,901          1.321             714,540
      Separate Account Charges 2.35% .........................................          --          1.319                  --
      Separate Account Charges 2.50% .........................................      17,996          1.315              23,662

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Travelers Series Fund Inc. (continued)
   Smith Barney Large Capitalization Growth Portfolio
      Separate Account Charges 1.70% .........................................   3,045,469     $    1.248     $     3,800,236
      Separate Account Charges 1.85% .........................................   6,676,140          1.236           8,250,933
      Separate Account Charges 1.95% .........................................          --          1.241                  --
      Separate Account Charges 2.10% .........................................     971,830          1.235           1,200,247
      Separate Account Charges 2.25% .........................................   2,142,103          1.429           3,060,928
      Separate Account Charges 2.35% .........................................          --          1.426                  --
      Separate Account Charges 2.50% .........................................      60,602          1.422              86,195
   Smith Barney Mid Cap Core Portfolio
      Separate Account Charges 1.70% .........................................     554,328          1.031             571,309
      Separate Account Charges 1.85% .........................................   2,431,294          1.025           2,492,046
      Separate Account Charges 1.95% .........................................          --          1.347                  --
      Separate Account Charges 2.10% .........................................     272,178          1.341             364,904
      Separate Account Charges 2.25% .........................................   1,967,950          1.427           2,808,268
      Separate Account Charges 2.35% .........................................         834          1.424               1,188
      Separate Account Charges 2.50% .........................................      51,013          1.420              72,458
   Smith Barney Money Market Portfolio
      Separate Account Charges 1.70% .........................................   1,951,343          1.084           2,115,702
      Separate Account Charges 1.85% .........................................   2,307,197          1.074           2,477,504
      Separate Account Charges 1.95% .........................................          --          0.970                  --
      Separate Account Charges 2.10% .........................................   1,696,694          0.965           1,638,204
      Separate Account Charges 2.25% .........................................   1,827,805          0.973           1,777,868
      Separate Account Charges 2.35% .........................................          --          0.971                  --
      Separate Account Charges 2.50% .........................................     111,704          0.968             108,145
   Strategic Equity Portfolio
      Separate Account Charges 1.70% .........................................     152,652          0.753             114,991
      Separate Account Charges 1.85% .........................................     240,578          0.749             180,226
      Separate Account Charges 1.95% .........................................          --          1.051                  --
      Separate Account Charges 2.10% .........................................      30,947          1.045              32,355
      Separate Account Charges 2.25% .........................................     119,891          1.415             169,641
      Separate Account Charges 2.35% .........................................          --          1.412                  --
      Separate Account Charges 2.50% .........................................      12,330          1.408              17,365
   Travelers Managed Income Portfolio
      Separate Account Charges 1.70% .........................................   5,880,173          1.193           7,012,955
      Separate Account Charges 1.85% .........................................   5,220,418          1.181           6,166,261
      Separate Account Charges 1.95% .........................................          --          1.054                  --
      Separate Account Charges 2.10% .........................................   2,089,192          1.049           2,190,823
      Separate Account Charges 2.25% .........................................   3,048,678          1.061           3,233,986
      Separate Account Charges 2.35% .........................................          --          1.059                  --
      Separate Account Charges 2.50% .........................................     459,637          1.056             485,313

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares
      Separate Account Charges 1.70% .........................................      48,993          0.706              34,568
      Separate Account Charges 1.85% .........................................      74,299          0.702              52,137
      Separate Account Charges 1.95% .........................................          --          0.976                  --
      Separate Account Charges 2.10% .........................................      39,653          0.972              38,530
      Separate Account Charges 2.25% .........................................      35,342          1.306              46,165
      Separate Account Charges 2.35% .........................................          --          1.304                  --
      Separate Account Charges 2.50% .........................................          --          1.300                  --

                                                                                             DECEMBER 31, 2004
                                                                              -----------------------------------------------

                                                                              ACCUMULATION       UNIT
                                                                                  UNITS          VALUE          NET ASSETS
                                                                              ------------     ----------     ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Separate Account Charges 1.70% .........................................     193,329     $    1.094     $       211,461
      Separate Account Charges 1.85% .........................................     652,217          1.088             709,488
      Separate Account Charges 1.95% .........................................          --          1.398                  --
      Separate Account Charges 2.10% .........................................     111,921          1.391             155,735
      Separate Account Charges 2.25% .........................................     664,957          1.629           1,083,269
      Separate Account Charges 2.35% .........................................         854          1.626               1,388
      Separate Account Charges 2.50% .........................................      51,792          1.622              83,982

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2
      Separate Account Charges 1.70% .........................................     485,621          1.512             734,334
      Separate Account Charges 1.85% .........................................   1,069,113          1.504           1,607,785
      Separate Account Charges 1.95% .........................................          --          1.643                  --
      Separate Account Charges 2.10% .........................................     369,341          1.635             603,901
      Separate Account Charges 2.25% .........................................     551,598          1.718             947,646
      Separate Account Charges 2.35% .........................................          --          1.715                  --
      Separate Account Charges 2.50% .........................................      96,254          1.710             164,595
                                                                                                              ---------------

Net Contract Owners' Equity ..................................................                                $   318,596,096
                                                                                                              ===============

6. STATEMENT OF INVESTMENTS                                                         FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF      PROCEEDS
                                                                            SHARES         VALUE         PURCHASES    FROM SALES
                                                                         -------------  -------------  ------------- -------------
AIM Variable Insurance Funds, Inc. (0.0%)
   AIM V.I. Premier Equity Fund - Series I
      Total (Cost $156,713)                                                      7,168  $     152,680  $       2,745 $     119,887
                                                                         -------------  -------------  ------------- -------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.7%)
   AllianceBernstein Growth and Income Portfolio - Class B
   (Cost $3,359,981)                                                           160,670      3,835,196      1,309,617     1,120,916
   AllianceBernstein Premier Growth Portfolio - Class B
   (Cost $1,368,998)                                                            63,965      1,478,241        982,217       500,157
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $4,728,979)                                                  224,635      5,313,437      2,291,834     1,621,073
                                                                         -------------  -------------  ------------- -------------

AMERICAN FUNDS INSURANCE SERIES (14.8%)
   Global Growth Fund - Class 2 Shares (Cost $4,023,270)                       259,506      4,471,290      3,597,599       153,361
   Growth Fund - Class 2 Shares (Cost $17,386,604)                             376,635     19,246,048     14,566,652       179,137
   Growth-Income Fund - Class 2 Shares (Cost $21,579,021)                      641,376     23,500,017     16,976,494       371,593
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $42,988,895)                                               1,277,517     47,217,355     35,140,745       704,091
                                                                         -------------  -------------  ------------- -------------

CREDIT SUISSE TRUST (0.3%)
   Credit Suisse Trust Emerging Markets Portfolio
      Total (Cost $537,367)                                                     67,104        888,454          8,201       220,848
                                                                         -------------  -------------  ------------- -------------

DELAWARE VIP TRUST (3.3%)
   Delaware VIP REIT Series - Standard Class
   (Cost $4,574,811)                                                           324,815      6,197,473      2,654,928       734,192
   Delaware VIP Small Cap Value Series -
   Standard Class (Cost $3,372,537)                                            142,792      4,348,010      2,178,914       352,413
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $7,947,348)                                                  467,607     10,545,483      4,833,842     1,086,605
                                                                         -------------  -------------  ------------- -------------

DREYFUS VARIABLE INVESTMENT FUND (3.9%)
   Dreyfus VIF -  Developing Leaders Portfolio -
   Initial Shares (Cost $4,854,513)                                            119,389      4,960,604        879,905       679,313
   Dreyfus VIF - Appreciation Portfolio -
   Initial Shares (Cost $7,036,796)                                            207,859      7,391,457      1,030,154     2,024,020
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $11,891,309)                                                 327,248     12,352,061      1,910,059     2,703,333
                                                                         -------------  -------------  ------------- -------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (8.5%)
   Franklin Small Cap Fund - Class 2 Shares
   (Cost $3,490,420)                                                           187,848      3,649,894      1,718,098       450,386
   Mutual Shares Securities Fund - Class 2 Shares
   (Cost $4,515,750)                                                           317,095      5,276,469      2,281,503       298,234
   Templeton Developing Markets Securities Fund -
   Class 2 Shares (Cost $2,464,697)                                            367,544      3,186,605      1,857,030       201,355
   Templeton Foreign Securities Fund - Class 2 Shares
   (Cost $12,902,710)                                                        1,041,318     14,942,920      9,893,429       217,218
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $23,373,577)                                               1,913,805     27,055,888     15,750,060     1,167,193
                                                                         -------------  -------------  ------------- -------------

GREENWICH STREET SERIES FUND (4.8%)
   Appreciation Portfolio (Cost $6,871,427)                                    327,291      7,668,432      3,373,748       551,044
   Fundamental Value Portfolio (Cost $6,862,537)                               354,471      7,479,347      2,825,417       671,276
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $13,733,964)                                                 681,762     15,147,779      6,199,165     1,222,320
                                                                         -------------  -------------  ------------- -------------

JANUS ASPEN SERIES (1.4%)
   Growth and Income Portfolio - Service Shares
   (Cost $994,464)                                                              61,721        975,816         31,104       548,482
   International Growth Portfolio - Service Shares
   (Cost $1,706,117)                                                            62,289      1,678,070         91,675       348,566
   Mid Cap Growth Portfolio - Service Shares
   (Cost $2,222,252)                                                            73,795      1,871,447        511,993       290,059
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $4,922,833)                                                  197,805      4,525,333        634,772     1,187,107
                                                                         -------------  -------------  ------------- -------------

LAZARD RETIREMENT SERIES, INC. (0.1%)
   Lazard Retirement Small Cap Portfolio
      Total (Cost $425,168)                                                     27,949        472,330        406,290        40,803
                                                                         -------------  -------------  ------------- -------------

6. STATEMENT OF INVESTMENTS                                                         FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF      PROCEEDS
                                                                            SHARES         VALUE         PURCHASES    FROM SALES
                                                                         -------------  -------------  ------------- -------------
Lord Abbett Series Fund, Inc. (4.4%)
   Growth and Income Portfolio (Cost $6,732,231)                               269,608  $   7,327,933  $   5,977,089 $     245,262
   Mid-Cap Value Portfolio (Cost $5,888,355)                                   324,622      6,748,885      5,060,788       121,516
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $12,620,586)                                                 594,230     14,076,818     11,037,877       366,778
                                                                         -------------  -------------  ------------- -------------

PIMCO VARIABLE INSURANCE TRUST (11.5%)
   Total Return Portfolio - Administrative Class
      Total (Cost $36,014,788)                                               3,479,942     36,574,189     19,128,318     1,430,449
                                                                         -------------  -------------  ------------- -------------

PUTNAM VARIABLE TRUST (1.1%)
   Putnam VT Discovery Growth Fund - Class IB Shares (Cost $49,423)             11,766         58,476            574         1,254
   Putnam VT International Equity Fund - Class IB Shares
   (Cost $1,703,119)                                                           148,437      2,183,505        265,735     2,229,527
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $977,229)             57,493      1,310,260        577,645       319,978
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $2,729,771)                                                  217,696      3,552,241        843,954     2,550,759
                                                                         -------------  -------------  ------------- -------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.5%)
   All Cap Fund - Class I (Cost $2,614,939)                                    179,107      3,014,375      1,001,853       659,076
   Investors Fund - Class I (Cost $7,019,916)                                  582,336      8,042,057      1,062,548     1,861,018
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $9,634,855)                                                  761,443     11,056,432      2,064,401     2,520,094
                                                                         -------------  -------------  ------------- -------------

SMITH BARNEY INVESTMENT SERIES (0.4%)
   Smith Barney Dividend Strategy Portfolio
      Total (Cost $1,084,644)                                                  128,146      1,137,939        997,531       224,287
                                                                         -------------  -------------  ------------- -------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (3.5%)
   Multiple Discipline Portfolio - All Cap Growth and Value
   (Cost $7,866,547)                                                           553,240      8,199,010      7,976,569       110,965
   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (Cost $2,392,008)                                                           164,574      2,541,029      2,570,890       177,834
   Multiple Discipline Portfolio - Large Cap Growth and Value
   (Cost $370,409)                                                              26,760        385,613        427,493        57,533
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $10,628,964)                                                 744,574     11,125,652     10,974,952       346,332
                                                                         -------------  -------------  ------------- -------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
   Strong Multi Cap Value Fund II
      Total (Cost $325,114)                                                     33,938        399,454         57,591        80,586
                                                                         -------------  -------------  ------------- -------------

THE TRAVELERS SERIES TRUST (12.3%)
   Disciplined Mid Cap Stock Portfolio (Cost $388,172)                          23,861        471,493         17,221        95,782
   Equity Income Portfolio (Cost $2,426,612)                                   149,919      2,574,106      1,836,969       109,211
   Federated High Yield Portfolio (Cost $6,278,534)                            729,581      6,288,989      3,836,738       395,962
   Large Cap Portfolio (Cost $6,101,407)                                       374,191      5,212,480        948,231       648,523
   Lazard International Stock Portfolio (Cost $6,546,253)                      667,279      7,620,331      3,732,001       749,675
   Merrill Lynch Large Cap Core Portfolio (Cost $2,017,586)                    185,560      1,679,321        142,755       348,582
   MFS Emerging Growth Portfolio (Cost $185,416)                                18,422        194,166         63,464        83,466
   MFS Mid Cap Growth Portfolio (Cost $4,924,004)                              508,661      3,992,992        895,330       739,872
   MFS Value Portfolio (Cost $3,744,615)                                       360,363      4,439,673      1,392,213       416,267
   Pioneer Fund Portfolio (Cost $694,813)                                       63,570        764,752        520,385       134,517
   U.S. Government Securities Portfolio (Cost $6,111,693)                      476,511      6,075,509      2,229,787     1,339,516
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $39,419,105)                                               3,557,918     39,313,812     15,615,094     5,061,373
                                                                         -------------  -------------  ------------- -------------

6. STATEMENT OF INVESTMENTS                                                         FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                         ---------------------------------------------------------

INVESTMENTS                                                                 NO. OF         MARKET         COST OF      PROCEEDS
                                                                            SHARES         VALUE         PURCHASES    FROM SALES
                                                                         -------------  -------------  ------------- -------------
Travelers Series Fund Inc. (22.4%)
   AIM Capital Appreciation Portfolio (Cost $3,352,090)                        236,862  $   2,534,419  $     182,444 $     592,512
   SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,854,112)      184,010      1,841,940      2,292,083       439,415
   Smith Barney Aggressive Growth Portfolio (Cost $9,131,769)                  726,656      9,679,060      3,201,337     1,051,080
   Smith Barney High Income Portfolio (Cost $7,075,283)                        891,166      6,728,305      2,190,328       683,332
   Smith Barney Large Capitalization Growth Portfolio (Cost $16,022,545)     1,141,165     16,398,539      4,853,605       819,231
   Smith Barney Mid Cap Core Portfolio (Cost $5,304,909)                       441,271      6,310,173      2,541,660       450,346
   Smith Barney Money Market Portfolio (Cost $8,111,255)                     8,111,255      8,111,255      9,160,642     5,748,774
   Strategic Equity Portfolio (Cost $475,328)                                   29,337        514,578        265,113       180,516
   Travelers Managed Income Portfolio (Cost $19,871,345)                     1,690,818     19,089,338      7,140,922     1,653,250
                                                                         -------------  -------------  ------------- -------------
      Total (Cost $71,198,636)                                              13,452,540     71,207,607     31,828,134    11,618,456
                                                                         -------------  -------------  ------------- -------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
   Emerging Growth Portfolio - Class II Shares
      Total (Cost $165,275)                                                      6,633        171,400        116,636       147,265
                                                                         -------------  -------------  ------------- -------------

VARIABLE ANNUITY PORTFOLIOS (0.7%)
   Smith Barney Small Cap Growth Opportunities Portfolio
      Total (Cost $1,986,802)                                                  196,958      2,245,323      1,560,689        66,937
                                                                         -------------  -------------  ------------- -------------

VARIABLE INSURANCE PRODUCTS FUND III (1.2%)
   Mid Cap Portfolio - Service Class 2
      Total (Cost $3,071,226)                                                  135,819      4,058,261      1,936,505       499,087
                                                                         -------------  -------------  ------------- -------------

TOTAL INVESTMENTS (100%)
   (COST $299,585,919)                                                                  $ 318,589,928  $ 163,339,395 $  34,985,663
                                                                                        =============  ============= =============

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund - Series I      2004     196  0.770 - 0.989        153         0.36  1.70 - 2.10        3.56 - 3.89
                                                2003     347  0.742 - 0.955        264         0.29  1.70 - 2.10      22.44 - 22.94
                                                2002     387  0.604 - 0.780        238         0.34  1.70 - 2.10  (31.52) - (26.55)
                                                2001     482  0.882 - 0.883        425         0.45  1.70 - 1.85   (11.80) - (7.25)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Growth and Income
      Portfolio - Class B                       2004   3,555  0.998 - 1.446      3,835         0.70  1.70 - 2.50        8.44 - 9.37
                                                2003   3,477  0.914 - 1.329      3,287         0.80  1.70 - 2.50      10.58 - 30.03
                                                2002   2,890  0.704 - 0.871      2,061         0.58  1.70 - 2.10  (23.73) - (21.88)
                                                2001   1,873  0.923 - 0.924      1,729         0.16  1.70 - 1.85    (8.61) - (7.70)

AllianceBernstein Premier Growth
   Portfolio - Class B                          2004   1,512  0.746 - 1.324      1,478           --  1.70 - 2.50        5.69 - 6.53
                                                2003   1,078  0.701 - 1.250        880           --  1.70 - 2.50       9.94 - 21.38
                                                2002     984  0.579 - 0.801        638           --  1.70 - 2.10  (32.12) - (25.97)
                                                2001     465  0.853 - 0.854        397           --  1.70 - 1.85   (14.70) - (7.58)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund - Class 2 Shares          2004   3,121  1.424 - 1.443      4,471         0.40  1.70 - 2.50      11.02 - 14.80
                                                2003     475  1.288 - 1.293        612         0.01  1.70 - 2.25      18.42 - 29.30

   Growth Fund - Class 2 Shares                 2004  14,069  1.359 - 1.378     19,246         0.28  1.70 - 2.50       9.69 - 10.59
                                                2003   2,589  1.239 - 1.246      3,215         0.28  1.70 - 2.50      10.04 - 24.60

   Growth-Income Fund - Class 2 Shares          2004  17,428  1.339 - 1.357     23,500         1.35  1.70 - 2.50        7.64 - 8.47
                                                2003   4,312  1.244 - 1.251      5,382         1.98  1.70 - 2.50      10.87 - 25.10
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
      Markets Portfolio                         2004     656  1.335 - 1.791        888         0.28  1.70 - 2.10      22.34 - 22.88
                                                2003     827  1.088 - 1.464        913           --  1.70 - 2.10      39.96 - 40.46
                                                2002   1,095  0.776 - 1.046        860         0.18  1.70 - 2.10  (23.09) - (13.03)
                                                2001   1,047  0.894 - 0.898        936           --  1.70 - 1.85  (11.31) - (11.26)
DELAWARE VIP TRUST
   Delaware VIP REIT Series - Standard Class    2004   3,082  1.745 - 2.216      6,197         1.67  1.70 - 2.50      18.81 - 29.14
                                                2003   1,932  1.362 - 1.716      3,180         2.48  1.70 - 2.50      20.32 - 31.80
                                                2002   1,718  1.126 - 1.302      2,208         2.52  1.70 - 2.10        2.36 - 2.76
                                                2001     993  1.100 - 1.267      1,252         1.51  1.70 - 2.10        2.61 - 6.92

   Delaware VIP Small Cap Value Series -
      Standard Class                            2004   2,413  1.723 - 1.859      4,348         0.15  1.70 - 2.50      18.50 - 19.47
                                                2003   1,231  1.454 - 1.556      1,890         0.39  1.70 - 2.50      22.60 - 39.55
                                                2002   1,316  1.103 - 1.115      1,459         0.43  1.70 - 2.10    (7.28) - (5.89)
                                                2001     916  1.195 - 1.201      1,096         0.64  1.70 - 1.85        9.73 - 9.88
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus VIF - Developing Leaders
      Portfolio - Initial Shares                2004   3,554  1.319 - 1.467      4,961         0.21  1.70 - 2.25        8.91 - 9.43
                                                2003   3,373  1.210 - 1.347      4,270         0.03  1.70 - 2.25      29.00 - 33.63
                                                2002   3,503  0.938 - 0.982      3,419         0.05  1.70 - 2.10  (20.84) - (20.49)
                                                2001   3,150  1.185 - 1.235      3,876         0.49  1.70 - 2.10     (7.87) - 11.37

   Dreyfus VIF - Appreciation Portfolio -
      Initial Shares                            2004   6,986  1.028 - 1.275      7,391         1.65  1.70 - 2.50        2.74 - 4.79
                                                2003   8,002  0.997 - 1.241      8,135         1.46  1.70 - 2.25      18.59 - 22.99
                                                2002   7,427  0.838 - 0.909      6,242         1.42  1.70 - 2.10  (18.40) - (18.06)
                                                2001   4,299  1.025 - 1.114      4,416         1.15  1.70 - 2.10   (10.95) - (1.15)

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2 Shares     2004   2,708  1.257 - 1.526      3,650            -  1.70 - 2.50        8.73 - 9.60
                                                2003   1,708  1.151 - 1.400      2,063            -  1.70 - 2.50      13.39 - 34.85
                                                2002   1,320  0.857 - 0.881      1,154         0.25  1.70 - 2.10  (30.00) - (21.95)
                                                2001   1,253  1.250 - 1.256      1,567         0.39  1.70 - 1.85  (16.78) - (16.71)

   Mutual Shares Securities Fund -
      Class 2 Shares                            2004   4,303  1.137 - 1.391      5,276         0.73  1.70 - 2.50       5.81 - 11.57
                                                2003   2,546  1.030 - 1.263      2,801         0.56  1.70 - 2.25      19.72 - 23.01
                                                2002     302  0.841 - 0.843        254         0.51  1.70 - 2.10   (15.80) - (0.24)

   Templeton Developing Markets
      Securities Fund - Class 2 Shares          2004   1,754  1.662 - 2.036      3,187         1.70  1.70 - 2.50      21.66 - 23.79
                                                2003     721  1.357 - 1.667      1,031         0.99  1.70 - 2.50      33.63 - 50.33
                                                2002     442  0.904 - 1.113        400         1.23  1.70 - 2.10   (13.52) - (1.83)
                                                2001     854  0.922 - 0.927        789         0.76  1.70 - 1.85    (9.78) - (9.56)

   Templeton Foreign Securities Fund -
      Class 2 Shares                            2004  11,634  1.077 - 1.561     14,943         0.98  1.70 - 2.50      14.22 - 16.51
                                                2003   3,573  0.925 - 1.347      3,557         1.61  1.70 - 2.50      11.17 - 32.32
                                                2002   2,476  0.713 - 0.904      1,774         1.58  1.70 - 2.10  (22.93) - (19.87)
                                                2001   2,692  0.892 - 0.896      2,407         2.53  1.70 - 1.85  (17.56) - (17.50)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                       2004   6,917  0.991 - 1.338      7,668         1.54  1.70 - 2.50        5.55 - 6.98
                                                2003   4,325  0.928 - 1.257      4,411         0.82  1.70 - 2.35      10.76 - 22.63
                                                2002   2,795  0.759 - 0.917      2,130         1.89  1.70 - 2.10  (19.00) - (16.71)
                                                2001     992  0.937 - 0.938        929         0.56  1.70 - 1.85    (6.76) - (6.30)


   Fundamental Value Portfolio                  2004   6,539  1.025 - 1.503      7,479         0.79  1.70 - 2.50        5.58 - 6.40
                                                2003   4,942  0.965 - 1.420      4,998         0.63  1.70 - 2.50      12.10 - 36.67
                                                2002   5,172  0.709 - 0.903      3,690         1.11  1.70 - 2.10  (22.95) - (22.63)
                                                2001   3,701  0.918 - 1.172      3,413         0.52  1.70 - 2.10     (12.31) - 2.54
JANUS ASPEN SERIES
   Growth and Income Portfolio -
      Service Shares                            2004   1,312  0.732 - 1.359        976         0.37  1.70 - 2.25       9.16 - 11.43
                                                2003   2,062  0.668 - 1.245      1,388         0.49  1.70 - 2.25      12.77 - 21.52
                                                2002   2,153  0.551 - 0.553      1,187         0.59  1.70 - 1.85  (23.15) - (23.09)
                                                2001   1,903  0.717 - 0.719      1,366         0.89  1.70 - 1.85  (15.25) - (15.01)

   International Growth Portfolio -
      Service Shares                            2004   2,455  0.662 - 1.634      1,678         0.83  1.70 - 2.50       9.22 - 16.81
                                                2003   2,872  0.568 - 1.408      1,671         0.98  1.70 - 2.25      22.22 - 32.18
                                                2002   3,267  0.430 - 0.432      1,407         0.58  1.70 - 1.85  (27.12) - (27.03)
                                                2001   4,885  0.590 - 0.592      2,885         0.76  1.70 - 1.85  (24.84) - (24.68)

   Mid Cap Growth Portfolio - Service Shares    2004   3,252  0.440 - 1.592      1,871            -  1.70 - 2.50      17.25 - 18.45
                                                2003   3,444  0.372 - 1.351      1,366            -  1.70 - 2.25       7.18 - 32.62
                                                2002   3,348  0.281 - 0.282        942            -  1.70 - 1.85  (29.40) - (29.32)
                                                2001   3,610  0.398 - 0.399      1,439            -  1.70 - 1.85  (40.77) - (40.71)
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio        2004     316  1.486 - 1.506        472            -  1.70 - 2.50      11.81 - 12.98
                                                2003      47  1.328 - 1.333         62            -  1.70 - 2.25       8.48 - 33.30
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio                  2004   5,364  1.357 - 1.376      7,328         1.86  1.70 - 2.50       9.88 - 16.13
                                                2003     874  1.235 - 1.242      1,083         1.51  1.70 - 2.50       8.78 - 24.20


   Mid-Cap Value Portfolio                      2004   4,431  1.513 - 1.533      6,749         0.54  1.70 - 2.50      14.49 - 21.96
                                                2003     801  1.250 - 1.257      1,004         1.48  1.70 - 2.50      15.12 - 25.70

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio -
      Administrative Class                      2004  32,221  1.044 - 1.200     36,574         1.92  1.70 - 2.50        0.26 - 3.09
                                                2003  16,389  1.020 - 1.164     18,586         2.79  1.70 - 2.50      (0.97) - 3.28
                                                2002   9,869  1.070 - 1.127     11,066         4.06  1.70 - 2.10        6.79 - 7.23
                                                2001   4,286  1.002 - 1.051      4,493         2.76  1.70 - 2.10      (0.50) - 5.52
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -
      Class IB Shares                           2004      77  0.760 - 0.764         58            -  1.70 - 1.85        5.56 - 5.67
                                                2003      76  0.720 - 0.723         55            -  1.70 - 1.85      29.73 - 29.80
                                                2002      66  0.555 - 0.557         37            -  1.70 - 1.85  (30.88) - (30.72)
                                                2001      68  0.803 - 0.804         54            -  1.70 - 1.85    (19.70) - 26.81

   Putnam VT International Equity Fund -
      Class IB Shares                           2004   2,060  0.994 - 1.510      2,184         1.70  1.70 - 2.50      13.35 - 14.29
                                                2003   4,170  0.872 - 1.329      3,839         0.81  1.70 - 2.50      19.78 - 37.15
                                                2002   3,642  0.691 - 0.917      2,546         0.62  1.70 - 2.10  (19.35) - (19.04)
                                                2001   2,219  0.855 - 1.137      1,906            -  1.70 - 2.10     (14.50) - 3.46

   Putnam VT Small Cap Value Fund - Class
      IB Shares                                 2004     774  1.585 - 1.902      1,310         0.29  1.70 - 2.50      21.97 - 24.14
                                                2003     615  1.279 - 1.541        806         0.33  1.70 - 2.25      46.62 - 55.19
                                                2002     603  0.871 - 0.976        526         0.16  1.70 - 2.10  (20.00) - (19.61)
                                                2001     289  1.085 - 1.220        315            -  1.70 - 2.10        3.43 - 8.50
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund - Class I                       2004   2,781  1.005 - 1.484      3,014         0.59  1.70 - 2.25        5.92 - 6.43
                                                2003   2,519  0.945 - 1.401      2,481         0.28  1.70 - 2.25      15.31 - 36.74
                                                2002   2,358  0.692 - 0.827      1,642         0.54  1.70 - 2.10  (26.62) - (26.33)
                                                2001   1,046  0.941 - 1.127        992         1.79  1.70 - 2.10      (5.90) - 6.72


   Investors Fund - Class I                     2004   6,193  1.196 - 1.447      8,042         1.44  1.70 - 2.50       7.90 - 11.11
                                                2003   6,856  1.106 - 1.341      8,182         1.47  1.70 - 2.25      29.51 - 32.64
                                                2002   6,443  0.854 - 0.919      5,870         1.34  1.70 - 2.10  (24.62) - (24.36)
                                                2001   4,877  1.133 - 1.215      5,894         1.29  1.70 - 2.10      (5.91) - 3.00
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio     2004   1,085  0.983 - 1.265      1,138         1.80  1.70 - 2.50        1.04 - 4.21
                                                2003     344  0.971 - 1.252        346         0.61  1.70 - 2.25       8.98 - 21.34
                                                2002      94  0.805 - 0.806         76         0.92  1.70 - 1.85  (19.50) - (13.33)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio - All
      Cap Growth and Value                      2004   7,869  1.039 - 1.045      8,199         0.81  1.70 - 2.50        3.58 - 8.23

   Multiple Discipline Portfolio - Global
      All Cap Growth and Value                  2004   2,373  1.068 - 1.072      2,541         0.73  1.70 - 2.25       7.20 - 10.41

   Multiple Discipline Portfolio - Large
      Cap Growth and Value                      2004     372  1.035 - 1.039        386         1.28  1.70 - 2.25        2.68 - 4.86
STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Multi Cap Value Fund II                  2004     317  1.254 - 1.266        399            -  1.70 - 1.85      14.63 - 14.78
                                                2003     327  1.094 - 1.103        359         0.11  1.70 - 1.85      35.90 - 36.00
                                                2002     355  0.805 - 0.811        287         0.39  1.70 - 1.85  (24.63) - (24.42)
                                                2001     442  1.068 - 1.073        473            -  1.70 - 1.85        2.30 - 2.39

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio          2004    281   1.671 - 1.687        471         0.26  1.70 - 1.85      14.37 - 14.53
                                                2003    337   1.461 - 1.473        494         0.28  1.70 - 1.85      31.27 - 31.52
                                                2002    391   1.113 - 1.120        436         0.47  1.70 - 1.85  (15.87) - (15.79)
                                                2001    622   1.323 - 1.330        824         0.27  1.70 - 1.85    (5.84) - (5.67)

   Equity Income Portfolio                      2004  1,933   1.320 - 1.338      2,574         2.13  1.70 - 2.50        7.46 - 9.73
                                                2003    615   1.234 - 1.239        760         1.64  1.70 - 2.25      10.55 - 23.90

   Federated High Yield Portfolio               2004  4,943   1.262 - 1.280      6,289        11.03  1.70 - 2.50        2.18 - 8.51
                                                2003  2,429   1.167 - 1.186      2,855        14.35  1.70 - 2.50       6.29 - 20.39
                                                2002    266   0.974 - 0.976        260        25.96  1.70 - 2.10    (2.50) - (1.61)

   Large Cap Portfolio                          2004  5,267   0.942 - 1.308      5,212         0.88  1.70 - 2.50        4.14 - 6.11
                                                2003  5,073   0.901 - 1.256      4,627         0.39  1.70 - 2.25      12.75 - 22.54
                                                2002  5,143   0.736 - 0.859      3,798         0.45  1.70 - 2.10  (24.20) - (19.64)
                                                2001  5,813   0.971 - 0.976      5,658         0.48  1.70 - 1.85  (18.88) - (18.73)

   Lazard International Stock Portfolio         2004  7,124   0.851 - 1.492      7,620         2.22  1.70 - 2.50      12.93 - 13.77
                                                2003  4,545   0.749 - 1.318      3,835         2.21  1.70 - 2.50      16.58 - 31.54
                                                2002  3,918   0.593 - 0.902      2,429         2.07  1.70 - 2.10  (14.99) - (14.47)
                                                2001  4,765   0.694 - 0.698      3,314         0.16  1.70 - 1.85  (27.56) - (27.44)

   Merrill Lynch Large Cap Core Portfolio       2004  1,850   0.882 - 1.400      1,679         0.54  1.70 - 2.25      11.81 - 13.94
                                                2003  2,065   0.776 - 1.236      1,658         0.70  1.70 - 2.25      12.88 - 19.21
                                                2002  2,129   0.652 - 0.656      1,391         0.47  1.70 - 1.85  (26.49) - (26.46)
                                                2001  3,330   0.887 - 0.892      2,958         0.04  1.70 - 1.85  (23.93) - (23.76)

   MFS Emerging Growth Portfolio                2004    225   0.733 - 1.412        194            -  1.70 - 2.25      10.23 - 10.83
                                                2003    258   0.662 - 1.281        190            -  1.70 - 2.25       7.94 - 27.15
                                                2002    222   0.522 - 0.523        116            -  1.70 - 1.85  (35.48) - (35.43)
                                                2001     99   0.809 - 0.810         80            -  1.70 - 1.85  (19.10) - (11.86)


                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
THE TRAVELERS SERIES TRUST (CONTINUED)
   MFS Mid Cap Growth Portfolio                 2004   6,018  0.554 - 1.506      3,993            -  1.70 - 2.50      11.28 - 12.27
                                                2003   6,156  0.495 - 1.350      3,354            -  1.70 - 2.50      15.92 - 34.69
                                                2002   5,928  0.368 - 0.612      2,252            -  1.70 - 2.10  (49.73) - (42.26)
                                                2001   5,381  0.732 - 0.734      3,940            -  1.70 - 1.85  (25.08) - (24.95)

   MFS Value Portfolio                          2004   3,315  1.309 - 1.452      4,440         1.44  1.70 - 2.50      12.89 - 13.98
                                                2003   2,569  1.149 - 1.280      2,990         1.56  1.70 - 2.25      22.05 - 25.00
                                                2002   2,100  0.940 - 0.957      1,980         2.53  1.70 - 2.10  (17.36) - (14.62)
                                                2001   1,480  1.102 - 1.108      1,633         0.73  1.70 - 1.85    (0.90) - (0.72)

   Pioneer Fund Portfolio                       2004     578  1.309 - 1.327        765         1.41  1.70 - 2.50        8.36 - 9.31
                                                2003     263  1.208 - 1.214        319         3.51  1.70 - 2.50       7.63 - 21.40

   U.S. Government Securities Portfolio         2004   4,768  1.040 - 1.359      6,076         5.12  1.70 - 2.50        3.77 - 4.38
                                                2003   4,026  1.007 - 1.302      5,153         4.40  1.70 - 2.25        0.63 - 1.01
                                                2002   4,765  1.110 - 1.289      6,114         7.19  1.70 - 2.10      11.22 - 11.70
                                                2001   4,060  0.998 - 1.154      4,666         4.30  1.70 - 2.10        0.10 - 4.06
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio           2004   2,510  0.983 - 1.352      2,534         0.13  1.70 - 2.25        4.16 - 4.64
                                                2003   2,877  0.940 - 1.298      2,801            -  1.70 - 2.25      18.54 - 27.08
                                                2002   2,872  0.741 - 0.899      2,131            -  1.70 - 2.10  (25.23) - (19.15)
                                                2001   3,300  0.991 - 0.996      3,275            -  1.70 - 1.85  (25.21) - (25.06)

   SB Adjustable Rate Income Portfolio -
      Class I Shares                            2004   1,855  0.990 - 0.995      1,842         2.04  1.70 - 2.50    (0.50) - (0.10)

   Smith Barney Aggressive Growth Portfolio     2004   9,173  0.904 - 1.445      9,679            -  1.70 - 2.50       7.23 - 16.18
                                                2003   7,425  0.837 - 1.345      6,733            -  1.70 - 2.50       8.66 - 32.18
                                                2002   7,083  0.634 - 0.799      4,514            -  1.70 - 2.10  (34.08) - (33.71)
                                                2001   6,281  0.959 - 1.212      6,046            -  1.70 - 2.10      (5.80) - 2.02

   Smith Barney High Income Portfolio           2004   6,183  1.051 - 1.327      6,728         9.51  1.70 - 2.50        7.70 - 8.60
                                                2003   5,262  0.969 - 1.227      5,175         9.64  1.70 - 2.50       0.91 - 25.42
                                                2002   3,502  0.774 - 0.779      2,716        23.55  1.70 - 1.85    (5.03) - (4.88)
                                                2001   3,387  0.815 - 1.037      2,768        12.44  1.70 - 2.10    (5.56) - (1.33)

   Smith Barney Large Capitalization
      Growth Portfolio                          2004  12,896  1.235 - 1.429     16,399         0.43  1.70 - 2.50    (5.20) - (1.34)
                                                2003   9,620  1.254 - 1.456     12,195         0.02  1.70 - 2.25      38.27 - 45.07
                                                2002   9,663  0.866 - 0.872      8,383         0.34  1.70 - 2.10  (26.33) - (26.04)
                                                2001  10,189  1.173 - 1.181     11,964            -  1.70 - 2.10     (14.13) - 6.30

Smith Barney Mid Cap Core Portfolio             2004   5,278  1.025 - 1.427      6,310            -  1.70 - 2.50       7.94 - 11.99
                                                2003   3,631  0.946 - 1.322      3,623            -  1.70 - 2.25      27.05 - 30.25
                                                2002   3,134  0.742 - 0.976      2,351         0.11  1.70 - 2.10  (20.78) - (20.51)
                                                2001   1,785  0.935 - 1.232      1,674            -  1.70 - 2.10     (9.30) - 11.80

                                                                                                       EXPENSE          TOTAL
                                               YEAR           UNIT VALUE        NET    INVESTMENT(1)   RATIO(2)        RETURN(3)
                                               ENDED  UNITS   LOWEST TO        ASSETS    INCOME       LOWEST TO        LOWEST TO
                                               DEC 31 (000s)  HIGHEST ($)     ($000s)    RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                               ------ ------ --------------  --------- ------------- ------------ ------------------
TRAVELERS SERIES FUND INC. (CONTINUED)
   Smith Barney Money Market Portfolio          2004   7,895  0.965 - 1.084      8,117         0.96  1.70 - 2.50    (1.63) - (0.82)
                                                2003   4,385  0.977 - 1.093      4,699         0.71  1.70 - 2.50    (1.51) - (0.91)
                                                2002  15,474  0.992 - 1.105     17,038         1.21  1.70 - 2.10    (0.80) - (0.36)
                                                2001   6,122  1.000 - 1.109      6,764         2.94  1.70 - 2.10       0.00 - 1.93

   Strategic Equity Portfolio                   2004     556  0.749 - 1.415        515         1.78  1.70 - 2.50        7.77 - 8.35
                                                2003     501  0.692 - 1.313        392            -  1.70 - 2.25       9.74 - 30.39
                                                2002     221  0.532 - 0.533        118         0.58  1.70 - 1.85  (34.80) - (34.76)
                                                2001     224  0.816 - 0.817        183         0.34  1.70 - 1.85     (18.40) - 0.49

   Travelers Managed Income Portfolio           2004  16,698  1.049 - 1.193     19,089         5.63  1.70 - 2.50        0.28 - 1.19
                                                2003  12,076  1.041 - 1.179     14,014         4.89  1.70 - 2.50      (0.09) - 6.60
                                                2002   8,807  0.981 - 1.106      9,606        11.02  1.70 - 2.10        0.10 - 0.45
                                                2001   8,456  0.980 - 1.101      9,275         4.16  1.70 - 2.10      (0.91) - 4.96
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class II Shares  2004     198  0.702 - 1.306        171            -  1.70 - 2.25        4.40 - 5.06
                                                2003     251  0.669 - 1.251        187            -  1.70 - 2.25       8.15 - 24.91
                                                2002     179  0.537 - 0.538         96         0.04  1.70 - 1.85  (33.87) - (33.83)
                                                2001     120  0.812 - 0.813         97            -  1.70 - 1.85  (18.80) - (11.53)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
      Opportunities Portfolio                   2004   1,675  1.088 - 1.629      2,245         0.12  1.70 - 2.50      12.80 - 16.48
                                                2003     538  0.958 - 1.441        551            -  1.70 - 2.50      20.94 - 39.62
                                                2002     477  0.688 - 0.884        336            -  1.70 - 2.10  (26.96) - (26.21)
                                                2001     326  0.942 - 0.943        307            -  1.70 - 1.85    (6.73) - (5.80)
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio - Service Class 2          2004   2,572  1.504 - 1.718      4,058            -  1.70 - 2.50      17.93 - 22.53
                                                2003   1,517  1.229 - 1.409      1,916         0.23  1.70 - 2.25      31.53 - 40.20
                                                2002   1,229  0.905 - 0.908      1,113         0.36  1.70 - 1.85  (11.71) - (11.50)
                                                2001     299  1.025 - 1.026        307            -  1.70 - 1.85        0.98 - 2.50


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                           ALLIANCEBERNSTEIN GROWTH
                                               AIM V.I. PREMIER EQUITY      AND INCOME PORTFOLIO -     ALLIANCEBERNSTEIN PREMIER
                                                   FUND - SERIES I                 CLASS B            GROWTH PORTFOLIO - CLASS B
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      347,481       387,349     3,477,042     2,890,079     1,077,989       984,085
Accumulation units purchased and
   transferred from other funding options ...        3,206        12,198     1,168,815     1,009,127       997,073       457,144
Accumulation units redeemed and
   transferred to other funding options .....     (154,282)      (52,066)   (1,091,322)     (422,164)     (562,840)     (363,240)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............      196,405       347,481     3,554,535     3,477,042     1,512,222     1,077,989
                                              ============  ============  ============  ============  ============  ============

                                                 GLOBAL GROWTH FUND -           GROWTH FUND -            GROWTH-INCOME FUND -
                                                   CLASS 2 SHARES              CLASS 2 SHARES               CLASS 2 SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      475,176            --     2,588,759            --     4,312,376            --
Accumulation units purchased and
   transferred from other funding options ...    2,822,151       480,631    12,151,940     2,639,705    14,063,311     4,532,656
Accumulation units redeemed and
   transferred to other funding options .....     (176,497)       (5,455)     (671,659)      (50,946)     (948,119)     (220,280)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    3,120,830       475,176    14,069,040     2,588,759    17,427,568     4,312,376
                                              ============  ============  ============  ============  ============  ============

                                                 CREDIT SUISSE TRUST         DELAWARE VIP REIT          DELAWARE VIP SMALL CAP
                                              EMERGING MARKETS PORTFOLIO   SERIES - STANDARD CLASS   VALUE SERIES - STANDARD CLASS
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      826,641     1,094,679     1,931,953     1,717,833     1,231,026     1,315,523
Accumulation units purchased and
   transferred from other funding options ...        6,502     2,067,459     1,746,189       554,979     1,562,312       578,801
Accumulation units redeemed and
   transferred to other funding options .....     (177,277)   (2,335,497)     (595,709)     (340,859)     (379,881)     (663,298)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............      655,866       826,641     3,082,433     1,931,953     2,413,457     1,231,026
                                              ============  ============  ============  ============  ============  ============

                                               DREYFUS VIF - DEVELOPING        DREYFUS VIF -
                                                  LEADERS PORTFOLIO -          APPRECIATION              FRANKLIN SMALL CAP
                                                     INITIAL SHARES       PORTFOLIO - INITIAL SHARES    FUND - CLASS 2 SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    3,373,219     3,503,278     8,002,148     7,426,505     1,708,438     1,319,520
Accumulation units purchased and
   transferred from other funding options ...      793,711       414,311     1,177,376     1,530,099     1,484,565       531,633
Accumulation units redeemed and
   transferred to other funding options .....     (612,559)     (544,370)   (2,193,648)     (954,456)     (484,673)     (142,715)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    3,554,371     3,373,219     6,985,876     8,002,148     2,708,330     1,708,438
                                              ============  ============  ============  ============  ============  ============


8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                            TEMPLETON DEVELOPING
                                               MUTUAL SHARES SECURITIES     MARKETS SECURITIES        TEMPLETON FOREIGN SECURITIES
                                                 FUND - CLASS 2 SHARES      FUND - CLASS 2 SHARES        FUND - CLASS 2 SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,546,298       301,636       720,782       441,954     3,573,300     2,475,843
 Accumulation units purchased and
    transferred from other funding options ..    2,077,079     2,713,517     1,228,580       352,175     9,002,034     1,470,665
 Accumulation units redeemed and
    transferred to other funding options ....     (320,636)     (468,855)     (195,247)      (73,347)     (941,215)     (373,208)
                                              ------------  ------------  ------------  ------------  ------------  ------------
 Accumulation units end of year .............    4,302,741     2,546,298     1,754,115       720,782    11,634,119     3,573,300
                                              ============  ============  ============  ============  ============  ============

                                                                                                           GROWTH AND INCOME
                                                APPRECIATION PORTFOLIO    FUNDAMENTAL VALUE PORTFOLIO PORTFOLIO - SERVICE SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    4,324,505     2,794,508     4,942,471     5,172,303     2,061,950     2,153,426
 Accumulation units purchased and
    transferred from other funding options ..    3,206,252     2,335,553     2,406,969     1,066,839        37,510       157,722
 Accumulation units redeemed and
    transferred to other funding options ....     (613,667)     (805,556)     (810,812)   (1,296,671)     (787,590)     (249,198)
                                              ------------  ------------  ------------  ------------  ------------  ------------
 Accumulation units end of year .............    6,917,090     4,324,505     6,538,628     4,942,471     1,311,870     2,061,950
                                              ============  ============  ============  ============  ============  ============

                                                 INTERNATIONAL GROWTH          MID CAP GROWTH             LAZARD RETIREMENT
                                              PORTFOLIO - SERVICE SHARES  PORTFOLIO - SERVICE SHARES     SMALL CAP PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,871,501     3,266,902     3,444,081     3,347,942        46,879            --
Accumulation units purchased and
   transferred from other funding options ...      120,158       359,440       604,795       474,317       294,764        46,883
Accumulation units redeemed and
   transferred to other funding options .....     (536,501)     (754,841)     (796,708)     (378,178)      (25,952)           (4)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    2,455,158     2,871,501     3,252,168     3,444,081       315,691        46,879
                                              ============  ============  ============  ============  ============  ============

                                                                                                       TOTAL RETURN PORTFOLIO -
                                              GROWTH AND INCOME PORTFOLIO   MID-CAP VALUE PORTFOLIO      ADMINISTRATIVE CLASS
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      874,344            --       801,130            --    16,389,067     9,869,440
Accumulation units purchased and
   transferred from other funding options ...    4,879,808       907,595     3,953,484       839,942    19,395,906     9,848,175
Accumulation units redeemed and
   transferred to other funding options .....     (390,109)      (33,251)     (323,424)      (38,812)   (3,563,521)   (3,328,548)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    5,364,043       874,344     4,431,190       801,130    32,221,452    16,389,067
                                              ============  ============  ============  ============  ============  ============

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                 PUTNAM VT                   PUTNAM VT
                                              PUTNAM VT DISCOVERY GROWTH    INTERNATIONAL EQUITY          SMALL CAP VALUE
                                                FUND - CLASS IB SHARES      FUND - CLASS IB SHARES     FUND - CLASS IB SHARES
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........       76,203        66,150     4,170,263     3,642,041       615,382       602,738
Accumulation units purchased and
   transferred from other funding options ...          846        52,320       264,883     1,135,627       386,664       171,773
Accumulation units redeemed and
   transferred to other funding options .....         (398)      (42,267)   (2,375,480)     (607,405)     (227,792)     (159,129)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............       76,651        76,203     2,059,666     4,170,263       774,254       615,382
                                              ============  ============  ============  ============  ============  ============

                                                                                                        SMITH BARNEY DIVIDEND
                                                ALL CAP FUND - CLASS I     INVESTORS FUND - CLASS I       STRATEGY PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,519,293     2,357,564     6,856,045     6,442,705       343,590        94,437
Accumulation units purchased and
   transferred from other funding options ...      919,217       610,518     1,191,624     1,390,590       958,060       268,019
Accumulation units redeemed and
   transferred to other funding options .....     (657,660)     (448,789)   (1,854,422)     (977,250)     (216,958)      (18,866)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    2,780,850     2,519,293     6,193,247     6,856,045     1,084,692       343,590
                                              ============  ============  ============  ============  ============  ============

                                                 MULTIPLE DISCIPLINE        MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE
                                                 PORTFOLIO - ALL CAP       PORTFOLIO - GLOBAL ALL        PORTFOLIO - LARGE CAP
                                                   GROWTH AND VALUE          CAP GROWTH AND VALUE          GROWTH AND VALUE
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........           --            --            --            --            --            --
Accumulation units purchased and
   transferred from other funding options ...    8,219,657            --     2,538,022            --       424,474            --
Accumulation units redeemed and
   transferred to other funding options .....     (350,370)           --      (164,802)           --       (52,419)           --
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    7,869,287            --     2,373,220            --       372,055            --
                                              ============  ============  ============  ============  ============  ============

                                                   STRONG MULTI CAP         DISCIPLINED MID CAP
                                                     VALUE FUND II            STOCK PORTFOLIO          EQUITY INCOME PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      327,188       355,277       337,083       390,694       614,523            --
Accumulation units purchased and
   transferred from other funding options ...       50,394        14,880           849         6,529     1,478,076       632,380
Accumulation units redeemed and
   transferred to other funding options .....      (60,263)      (42,969)      (56,573)      (60,140)     (159,140)      (17,857)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............      317,319       327,188       281,359       337,083     1,933,459       614,523
                                              ============  ============  ============  ============  ============  ============

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 FEDERATED HIGH YIELD                                    LAZARD INTERNATIONAL
                                                      PORTFOLIO              LARGE CAP PORTFOLIO           STOCK PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,429,166       266,112     5,073,333     5,142,856     4,545,461     3,918,335
Accumulation units purchased and
   transferred from other funding options ...    2,958,261     2,242,220       933,587       675,444     3,801,058     1,196,371
Accumulation units redeemed and
   transferred to other funding options .....     (444,665)      (79,166)     (739,559)     (744,967)   (1,222,388)     (569,245)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    4,942,762     2,429,166     5,267,361     5,073,333     7,124,131     4,545,461
                                              ============  ============  ============  ============  ============  ============

                                               MERRILL LYNCH LARGE CAP         MFS EMERGING                  MFS MID CAP
                                                   CORE PORTFOLIO             GROWTH PORTFOLIO            GROWTH PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,065,235     2,128,896       257,625       221,636     6,156,397     5,927,700
Accumulation units purchased and
   transferred from other funding options ...      162,341       177,000        64,764        45,895     1,275,507     1,266,972
Accumulation units redeemed and
   transferred to other funding options .....     (377,132)     (240,661)      (97,815)       (9,906)   (1,414,339)   (1,038,275)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    1,850,444     2,065,235       224,574       257,625     6,017,565     6,156,397
                                              ============  ============  ============  ============  ============  ============

                                                                                                            U.S. GOVERNMENT
                                                 MFS VALUE PORTFOLIO       PIONEER FUND PORTFOLIO        SECURITIES PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,569,332     2,100,219       263,294            --     4,026,172     4,765,321
Accumulation units purchased and
   transferred from other funding options ...    1,109,270       901,789       403,017       263,399     1,860,809     1,875,670
Accumulation units redeemed and
   transferred to other funding options .....     (363,470)     (432,676)      (87,947)         (105)   (1,118,818)   (2,614,819)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    3,315,132     2,569,332       578,364       263,294     4,768,163     4,026,172
                                              ============  ============  ============  ============  ============  ============

                                                     AIM CAPITAL          SB ADJUSTABLE RATE INCOME    SMITH BARNEY AGGRESSIVE
                                                APPRECIATION PORTFOLIO    PORTFOLIO - CLASS I SHARES       GROWTH PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    2,877,340     2,872,040            --            --     7,424,619     7,082,558
Accumulation units purchased and
   transferred from other funding options ...      216,134       525,645     2,080,297            --     3,455,411     1,882,771
Accumulation units redeemed and
   transferred to other funding options .....     (583,572)     (520,345)     (225,454)           --    (1,707,508)   (1,540,710)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    2,509,902     2,877,340     1,854,843            --     9,172,522     7,424,619
                                              ============  ============  ============  ============  ============  ============

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                             SMITH BARNEY LARGE
                                                    SMITH BARNEY            CAPITALIZATION GROWTH        SMITH BARNEY MID CAP
                                                HIGH INCOME PORTFOLIO             PORTFOLIO                 CORE PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    5,262,180     3,502,321     9,619,905     9,662,859     3,631,229     3,134,057
Accumulation units purchased and
   transferred from other funding options ...    1,665,359     3,171,890     4,464,469     2,186,116     2,390,595     1,100,254
Accumulation units redeemed and
   transferred to other funding options .....     (744,747)   (1,412,031)   (1,188,230)   (2,229,070)     (744,227)     (603,082)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    6,182,792     5,262,180    12,896,144     9,619,905     5,277,597     3,631,229
                                              ============  ============  ============  ============  ============  ============

                                                  SMITH BARNEY MONEY                                       TRAVELERS MANAGED
                                                   MARKET PORTFOLIO       STRATEGIC EQUITY PORTFOLIO       INCOME PORTFOLIO
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........    4,385,475    15,473,554       500,847       221,256    12,075,915     8,807,235
Accumulation units purchased and
   transferred from other funding options ...    7,950,256     5,210,413       285,496       349,072     6,677,832     5,080,360
Accumulation units redeemed and
   transferred to other funding options .....   (4,440,988)  (16,298,492)     (229,945)      (69,481)   (2,055,649)   (1,811,680)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............    7,894,743     4,385,475       556,398       500,847    16,698,098    12,075,915
                                              ============  ============  ============  ============  ============  ============

                                                                                SMITH BARNEY
                                              EMERGING GROWTH PORTFOLIO -     SMALL CAP GROWTH           MID CAP PORTFOLIO -
                                                   CLASS II SHARES         OPPORTUNITIES PORTFOLIO         SERVICE CLASS 2
                                              --------------------------  --------------------------  --------------------------
                                                   2004          2003          2004          2003          2004          2003
                                                   ----          ----          ----          ----          ----          ----
Accumulation units beginning of year ........      250,565       179,158       538,196       477,078     1,517,229     1,228,578
Accumulation units purchased and
   transferred from other funding options ...      118,602        79,177     1,224,482       252,002     1,470,533       557,733
Accumulation units redeemed and
   transferred to other funding options .....     (170,880)       (7,770)      (87,608)     (190,884)     (415,835)     (269,082)
                                              ------------  ------------  ------------  ------------  ------------  ------------
Accumulation units end of year ..............      198,287       250,565     1,675,070       538,196     2,571,927     1,517,229
                                              ============  ============  ============  ============  ============  ============

                                                       COMBINED
                                              --------------------------
                                                   2004          2003
                                                   ----          ----
Accumulation units beginning of year ........  163,277,641   141,526,180
Accumulation units purchased and
   transferred from other funding options ...  146,185,336    68,704,395
Accumulation units redeemed and
   transferred to other funding options .....  (41,990,901)  (46,952,934)
                                              ------------  ------------
Accumulation units end of year ..............  267,472,076   163,277,641
                                              ============  ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of The Travelers Separate Account TM for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

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



                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut





















This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account TM for Variable Annuities or shares of Separate Account TM's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.















Sep TM  (Annual)  (12-04)  Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

18. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

METLIFE, INC. TRANSACTION

On July 1, 2005, Citigroup completed the sale of TIC, including TLAC and certain other domestic and international insurance businesses to MetLife pursuant to the Agreement for $11.8 billion. In the normal course of accounting for the business combinations, purchase accounting (PGAAP) adjustments will be made to the assets and liabilities of the Company during the third quarter of 2005 and the Company's accounting policies will be conformed to MetLife's accounting policies. The PGAAP adjustments will mark to market the assets and liabilities of the Company as of the closing date of the sale. At this time the Company is in the process of completing the valuations of a portion of the assets acquired and liabilities assumed. These adjustments may have a material effect on the financial statements of the Company.

Consistent with MetLife's business plan filed with the State of Connecticut Insurance Department, the Company will generally phase out the products that it currently issues by the end of 2006. This phase out of products will likely result in fewer assets and liabilities reported by the Company.

Prior to the sale, certain restructuring transactions were required pursuant to the Agreement. The following transfers to CIHC occurred on June 30, 2005:

1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

2. All TIC's shares of Citigroup Series YYY and YY preferred stock;

3. All TIC's shares of American Financial Life Insurance Company stock;

4. All TIC's shares of Primerica Life stock;

5. All TIC's obligations in the amount of $105 million and the related deferred tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred tax asset, totaling $252 million; and

8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits.

The State of Connecticut Insurance Department approved the extraordinary dividend of all TIC's ownership interests and obligations as included in items 1 through 6, and 8 as set forth above. Restructuring transaction item number 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the State of Connecticut Insurance Department.

LITIGATION

A former registered representative of Tower Square Securities, Inc. (Tower Square), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the National Association of Securities Dealers (NASD) are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Department of Banking. One arbitration matter was commenced in June 2005 against Tower Square and the other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other matters will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

See Note 12 for further discussion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                               MARQUIS PORTFOLIOS



                       STATEMENT OF ADDITIONAL INFORMATION



            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415













L-21254S                                                           November 2005

                                     PART C

                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Pubic Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements

       Financial Statement Schedules

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed November 13, 1997.)

       2.         Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, filed November 13, 1997.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed November 13, 1997.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Michele H. Abate, Thomas S.
                  Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY

C. Robert Henrikson           Director, Chairman, President and
                              Chief Executive Officer

Steven A. Kandarian           Executive Vice President and
                              Chief Investment Officer

James L. Lipscomb             Executive Vice President and General Counsel

Gwenn L. Carr                 Senior Vice President and Secretary

Michael K. Farrell            Senior Vice President

Joseph J. Prochaska, Jr.      Senior Vice President and Chief Accounting Officer

Stanley J. Talbi              Senior Vice President and Chief Financial Officer

Anthony J. Williamson         Senior Vice President and Treasurer

Steven J. Brash               Vice President

Daniel D. Jordan              Vice President and Assistant Secretary

Jonathan L. Rosenthal         Chief Hedging Officer

Leland C. Launer, Jr.         Director

Lisa M. Weber                 Director

Gregory M. Harrison           Assistant Treasurer

James W. Koeger               Assistant Treasurer

Patricia M. Wersching         Assistant Treasurer

Joseph A. Zdeb                Assistant Treasurer


PRINCIPAL BUSINESS ADDRESS:

         The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven
         A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor are ultimatey controlled by MetLife, Inc. An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of July 31, 2005, there were 3,766 Contract Owners.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless

(1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)   NAME AND PRINCIPAL           POSITIONS AND OFFICES
      BUSINESS ADDRESS             WITH UNDERWRITER

      Leslie Sutherland            President

      Steven J. Brash              Vice President

      Debora L. Buffington (a)     Vice President, Director of Compliance

      Charles M. Deuth             Vice President, National Accounts

      Anthony J. Dufault (a)       Vice President

      James R. Fitzpatrick (a)     Vice President

      Elizabeth M. Forget (b)      Vice President and Chief Marketing Officer

      Helayne F. Klier (b)         Vice President

      Paul M. Kos (a)              Vice President

      Paul A. LaPiana (a)          Vice President, Life Insurance Distribution
                                   Division

      Richard C. Pearson (a)       Vice President and Secretary

      John E. Petersen (d)         Vice President

      Robert H. Petersen (d)       Vice President and Chief Financial Officer

      Deron J. Richens (a)         Vice President

      Paul A. Smith                Vice President

      Cathy Sturdivant (a)         Vice President

      Paulina Vakouros (b)         Vice President

      Edward C. Wilson (a)         Vice President and Chief Distribution Officer

      James R. Allen (a)           Assistant Vice President

      Robert H. Bruce (a)          Assistant Vice President

      Jeffrey A. Tupper (a)        Assistant Vice President

      Anthony J. Williamson        Treasurer

      Jonnie L. Crawford (a)       Assistant Secretary

      Gregory M. Harrison          Assistant Treasurer

      James W. Koeger (c)          Assistant Treasurer

      Michael K. Farrell (e)       Manager

      William J. Toppeta           Manager

      Unless otherwise noted, the principal business address of each person shown above is: MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (a) 5 Park Plaza, Suite 1900, Irvine, CA 92614
      (b) 260 Madison Avenue, New York, NY 10016
      (c) 13045 Tesson Ferry Road, St. Louis, MO 63128
      (d) 485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
      (e) 10 Park Avenue, Morristown, NJ 07962

(c)   Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 26th day of October, 2005.


            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                              By: /s/ Daniel D. Jordan
                                  ----------------------------------------------
                                  Daniel D. Jordan, Vice President and Assistant Secretary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of October, 2005.


*C. ROBERT HENRIKSON                               Director, Chairman, President
-----------------------------------                and Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                                  Senior Vice President and
-----------------------------------                Chief Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.                          Senior Vice President and
-----------------------------------                Chief Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C, LAUNER, JR.                             Director
-----------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                                     Director
-----------------------------------
(Lisa M. Weber)




*By:   /s/ Thomas S. Clark
       ------------------------------------
       Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------
      10.        Consent of KPMG LLP, Independent Registered
                 Public Accounting Firm.